PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 24.5%
186,344
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.126%,
05/25/2036 $ 159,360
0.0
1,065,990
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.623%,
03/25/2045 980,747
0.1
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.499%,
06/25/2045 379,121
0.0
1,512,200
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.656%,
12/25/2045 1,309,339
0.1
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.656%,
12/25/2045 732,517
0.0
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.760%,
03/25/2046 776,527
0.1
3,089,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,838,407
0.2
4,234,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 3,951,898
0.2
344,116
(1)
Alternative Loan Trust
2004-J7 M1, 4.867%,
(TSFR1M + 1.134%),
10/25/2034 339,175
0.0
298,491
(1)
Alternative Loan Trust
2005-10CB 1A2,
5.500%, (TSFR1M +
0.564%),
05/25/2035 222,064
0.0
298,126  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 243,982
0.0
18,093
(1)
Alternative Loan Trust
2005-53T2 2A6,
5.970%, (TSFR1M +
0.614%),
11/25/2035 10,077
0.0
32,976  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 27,526
0.0
165,500
(1)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 127,592
0.0
30,520  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 15,435
0.0
461,575
(1)
Alternative Loan Trust
2006-18CB A10,
5.870%, (TSFR1M +
0.514%),
07/25/2036 203,436
0.0
108,996
(1)
Alternative Loan Trust
2006-19CB A12,
5.870%, (TSFR1M +
0.514%),
08/25/2036 54,537
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
461,574
(1)
Alternative Loan Trust
2006-19CB A28,
6.000%, (TSFR1M +
0.714%),
08/25/2036 $ 237,477
0.0
800,124  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 457,866
0.0
239,452
(1)
Alternative Loan
Trust 2006-HY11 A1,
5.710%, (TSFR1M +
0.354%),
06/25/2036 212,164
0.0
815,232  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 482,178
0.0
119,130
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 55,035
0.0
163,981
(1)
Alternative Loan
Trust 2007-HY8C A1,
5.790%, (TSFR1M +
0.434%),
09/25/2047 148,176
0.0
515,266
(1)
Alternative Loan Trust
2007-OA4 A1, 5.810%,
(TSFR1M + 0.454%),
05/25/2047 438,961
0.0
424,028
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 395,621
0.0
278,255
(1)
Banc of America
Funding Trust 2007-
2 1A16, 6.000%,
(TSFR1M + 0.714%),
03/25/2037 210,247
0.0
1,327,348
(1)
Banc of America
Funding Trust 2007-C
7A1, 5.892%, (TSFR1M
+ 0.534%),
05/20/2047 1,195,474
0.1
108,599
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.198%,
04/25/2035 106,046
0.0
376,235
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.228%,
11/25/2036 208,156
0.0
530,607
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.492%,
11/25/2036 276,828
0.0
77,595
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.805%,
01/26/2036 57,431
0.0
836,206
(1)(2)
Bellemeade Re Ltd.
2019-1A M2, 8.170%,
(TSFR1M + 2.814%),
03/25/2029 842,106
0.1
2,100,000
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 6.887%,
(SOFR30A + 1.550%),
09/25/2031 2,081,096
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
911,316
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.890%,
03/25/2050 $ 786,246
0.1
1,185,459
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.890%,
03/25/2050 1,001,394
0.1
126,553
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 112,225
0.0
273,965
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.108%,
09/25/2036 245,240
0.0
36,841
(1)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.765%,
11/25/2034 33,412
0.0
232,912
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 7.873%,
(TSFR12M + 2.465%),
02/20/2036 209,526
0.0
1,719,614
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,568,250
0.1
123,716
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 116,032
0.0
150,899
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 141,211
0.0
158,966
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 140,460
0.0
238,450
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 211,274
0.0
1,561,816
(1)(2)
CIM Trust 2019-J1 B3,
3.942%,
08/25/2049 1,360,566
0.1
2,929,876
(1)(2)
CIM Trust 2019-J2 B2,
3.768%,
10/25/2049 2,531,601
0.2
1,841,441
(1)(2)
CIM Trust 2019-J2 B3,
3.768%,
10/25/2049 1,563,134
0.1
1,199,431
(1)(2)
CIM Trust 2020-J2 B3,
2.759%,
01/25/2051 933,192
0.1
1,785,858
(1)(2)
CIM Trust 2021-J3 B3,
2.616%,
06/25/2051 1,305,576
0.1
362,753  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 314,999
0.0
69,252
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 4.651%,
03/25/2036 53,793
0.0
31,242
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.373%,
11/25/2036 26,831
0.0
157,016
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 151,208
0.0
55,990
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 5.891%,
08/25/2035 55,406
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
206,100  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 $ 204,442
0.0
744,266
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.552%,
(SOFR30A + 4.214%),
07/25/2039 773,069
0.1
1,184,097
(1)(2)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.452%,
(SOFR30A + 2.114%),
01/25/2040 1,193,740
0.1
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.102%,
(SOFR30A + 3.764%),
02/25/2040 1,780,124
0.1
287,384  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 143,606
0.0
412,433
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 367,568
0.0
264,112
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 230,647
0.0
1,488,586
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 1,398,766
0.1
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,638,926
0.1
5,535,146
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 5,280,132
0.3
362,911
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 5.770%,
(TSFR1M + 0.414%),
04/25/2037 245,738
0.0
78,805
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.042%,
06/27/2037 67,914
0.0
857,364
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 823,212
0.1
204,273
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.902%, (SOFR30A +
2.564%),
07/25/2031 205,151
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,790
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R07 1M2,
7.552%, (SOFR30A +
2.214%),
10/25/2039 $ 18,791
0.0
965,058
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.502%, (SOFR30A +
2.164%),
01/25/2040 978,287
0.1
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.452%, (SOFR30A +
3.114%),
01/25/2040 3,560,630
0.2
3,898,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
9.102%, (SOFR30A +
3.764%),
02/25/2040 4,111,533
0.2
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
10.587%, (SOFR30A +
5.250%),
03/25/2042 800,657
0.1
6,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.587%, (SOFR30A +
3.250%),
09/25/2043 6,268,340
0.4
380,242
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 57,483
0.0
16,405,839
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 2,400,391
0.1
29,822,580
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 5,497,760
0.3
73,419
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 3.048%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 4,929
0.0
75,138
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 1.148%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 3,302
0.0
973,286
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 2.098%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 116,850
0.0
77,202
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 1.598%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 5,474
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
36,895
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 1.048%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 $ 2,473
0.0
558,903
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 1.298%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 16,490
0.0
277,663
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
5.752%, (SOFR30A +
0.414%),
03/25/2036 275,421
0.0
94,975
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 4.210%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 115,046
0.0
333,278
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 1.148%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 29,077
0.0
2,993,333
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 0.948%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 291,141
0.0
1,581,938
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 1.308%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 147,710
0.0
1,323,592
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 0.048%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 94,609
0.0
196,164
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 1.098%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 19,428
0.0
825,080
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 1.298%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 86,042
0.0
136,351
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
6.192%, (SOFR30A +
0.854%),
03/25/2040 136,906
0.0
351,124
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
6.022%, (SOFR30A +
0.684%),
06/25/2041 348,929
0.0
42,188
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
6.002%, (SOFR30A +
0.664%),
02/25/2042 41,759
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,138,427
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 $ 220,651
0.0
529,544
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 16,231
0.0
4,999,389
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 190,700
0.0
6,583,000
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 0.698%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 739,982
0.1
1,150,241
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 46,114
0.0
3,715,488
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 0.698%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 386,195
0.0
8,162,664
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 18,446
0.0
141,614
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 28,148
0.0
263,886
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 8,690
0.0
5,391,518
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 179,497
0.0
126,716
(1)(3)
Fannie Mae REMIC
Trust 2013-
116 SC, 0.748%,
(-1.000*SOFR30A +
6.086%),
04/25/2033 1,414
0.0
1,378,455
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 269,960
0.0
6,217,494
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 0.748%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 316,333
0.0
1,144,649
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 162,349
0.0
2,124,108
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 75,309
0.0
3,538,072
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 252,167
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
825,718
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 $ 33,745
0.0
1,667,810
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 58,608
0.0
1,084,705
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 66,724
0.0
2,708,366
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 0.698%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 206,714
0.0
7,943,104
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 1,471,579
0.1
5,424,767
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 394,452
0.0
1,772,635
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 323,238
0.0
1,219,078
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 205,358
0.0
12,656,651
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 0.598%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 1,380,158
0.1
25,433,854
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 0.748%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,958,096
0.1
8,553,851
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,809,778
0.1
12,719,694
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 0.648%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 1,011,452
0.1
11,191,960
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 895,742
0.1
12,328,033
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,502,885
0.2
18,578,985
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 2,771,427
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,026,096
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 $ 2,215,325
0.1
38,407,902
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 7,317,070
0.4
20,600,618
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 3,793,381
0.2
20,985,629
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 4,179,643
0.2
16,096,147
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,968,705
0.2
18,454,473
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,831,715
0.1
19,863,097
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 3,978,612
0.2
37,142,127
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 6,465,185
0.4
63,102  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 26,054
0.0
152,885
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 138,299
0.0
589,238
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.940%,
03/25/2048 511,944
0.0
715,132
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 661,924
0.0
3,497,108
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.165%,
07/25/2048 3,156,354
0.2
883,680
(1)(2)
Flagstar Mortgage Trust
2018-5 B3, 4.456%,
09/25/2048 789,347
0.1
224,983
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 207,829
0.0
3,334,913
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.913%,
10/25/2048 3,174,892
0.2
1,368,954
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 4.007%,
12/25/2049 1,222,556
0.1
1,916,536
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.007%,
12/25/2049 1,703,829
0.1
3,247,206
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.205%,
03/25/2050 2,858,241
0.2
2,783,320
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.205%,
03/25/2050 2,433,162
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,579,801
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.782%,
04/25/2051 $ 2,788,051
0.2
1,086
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 3.097%,
(-1.000*SOFR30A +
8.436%),
11/15/2030 36
0.0
90,644
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 2.647%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 8,527
0.0
46,785
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 2.947%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 5,429
0.0
194,130
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 2.547%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 21,022
0.0
90,293
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 1.997%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 9,192
0.0
956,482
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 1.697%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 91,982
0.0
195,046
(1)
Freddie Mac REMIC
Trust 2921 PF,
5.803%, (SOFR30A +
0.464%),
01/15/2035 193,537
0.0
172,819
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 1.267%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 12,035
0.0
42,432
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 2.347%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 3,398
0.0
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 1.697%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 37,683
0.0
96,761
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 1.747%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 11,170
0.0
115,423
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 117,674
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
317,110
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 1.197%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 $ 31,270
0.0
2,359,435
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 1.177%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 237,621
0.0
42,960
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 35,372
0.0
1,181,019
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 1.147%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 108,446
0.0
1,097,930
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 0.657%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 89,719
0.0
365,509
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 0.547%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 26,852
0.0
346,850
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 0.697%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 30,632
0.0
132,636
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.116%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 4,498
0.0
483,104
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 75,346
0.0
329,652
(1)
Freddie Mac REMIC
Trust 3740 FB,
5.953%, (SOFR30A +
0.614%),
10/15/2040 323,645
0.0
1,531,654
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 44,912
0.0
687,941
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 75,887
0.0
5,309,156
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 167,783
0.0
711,756
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 33,506
0.0
487,531
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 34,267
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,946,573
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 0.697%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 $ 1,248,902
0.1
320,620
(3)
Freddie Mac REMIC
Trust 4153 YI, 3.000%,
09/15/2042 7,168
0.0
1,591,170
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 242,565
0.0
706,335
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 18,007
0.0
2,575,566
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 107,502
0.0
1,863,169
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 157,622
0.0
79,518
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 4,865
0.0
972
(3)
Freddie Mac REMIC
Trust 4266 LI, 3.500%,
06/15/2028 1
0.0
21,570,963
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 0.647%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 1,795,407
0.1
347,515
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 36,106
0.0
1,509,957
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 279,963
0.0
68,712
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 11,010
0.0
1,525,497
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 152,160
0.0
5,834,609
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 0.547%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 667,006
0.0
1,456,275
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 244,084
0.0
1,566,158
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 236,076
0.0
10,962,128
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 2,149,769
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,349,509
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 0.648%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 $ 2,067,340
0.1
10,698,686
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 0.598%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,345,446
0.1
4,230,132
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 0.597%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 513,063
0.0
13,496,436
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 0.598%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,676,318
0.1
18,100,063
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 0.598%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 2,384,450
0.1
12,828,175
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,602,952
0.2
33,507,725
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 6,727,963
0.4
30,764,202
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 4,637,399
0.3
18,546,672
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,727,885
0.2
25,930,399
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 4,849,278
0.3
9,882,008
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 2,282,593
0.1
13,431,711
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,444,351
0.1
22,479,717
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,371,138
0.1
15,349,639
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 2,687,264
0.2
16,568,876
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 3,347,418
0.2
10,509,402
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,722,657
0.1
8,950,232
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,712,186
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.737%,
(SOFR30A + 3.400%),
10/25/2041 $ 5,191,753
0.3
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.087%,
(SOFR30A + 3.750%),
12/25/2041 6,105,490
0.4
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.687%,
(SOFR30A + 2.350%),
12/25/2041 4,937,078
0.3
2,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.737%,
(SOFR30A + 3.400%),
01/25/2042 2,795,792
0.2
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.837%,
(SOFR30A + 2.500%),
01/25/2042 3,000,359
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.087%,
(SOFR30A + 4.750%),
02/25/2042 2,592,529
0.2
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 9.687%,
(SOFR30A + 4.350%),
04/25/2042 3,580,129
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 11.087%,
(SOFR30A + 5.750%),
09/25/2042 1,114,280
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 8.687%,
(SOFR30A + 3.350%),
11/25/2043 2,560,503
0.2
639,390
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 106,178
0.0
319,978
(1)(3)
Freddie Mac Strips
237 S23, 1.647%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 39,259
0.0
386,461
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 60,982
0.0
657,136
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 22,641
0.0
198,058
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 39,500
0.0
1,558,593
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.714%,
10/25/2058 1,471,265
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,317,124
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 $ 2,154,623
0.1
1,857,938
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,740,162
0.1
2,931,622
(1)(3)
Ginnie Mae 2007-
59 SC, 1.028%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 313,426
0.0
239,158
(1)(3)
Ginnie Mae 2008-
40 SA, 0.927%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 16,545
0.0
415,155
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 19,490
0.0
715,335
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 47,662
0.0
431,268
(1)(3)
Ginnie Mae 2010-
4 SL, 0.927%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 45,471
0.0
11,715
(1)(3)
Ginnie Mae 2010-
98 QS, 1.128%,
(-1.000*TSFR1M +
6.486%),
01/20/2040 60
0.0
1,208,466
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 27,647
0.0
97,116
(1)(3)
Ginnie Mae 2011-
101 EI, 3.237%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 22,288
0.0
1,053,522
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 49,119
0.0
3,382,088
(1)(3)
Ginnie Mae 2011-
25 AS, 0.588%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 257,273
0.0
995,645
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 32,098
0.0
13,063
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 1,178
0.0
1,426,470
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 135,999
0.0
2,551,284
(1)(3)
Ginnie Mae 2013-
103 DS, 0.678%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 252,431
0.0
16,094,986
(1)(3)
Ginnie Mae 2013-
130 SB, 0.016%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 604,135
0.0
4,600,062
(1)(3)
Ginnie Mae 2013-
134 DS, 0.628%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 427,510
0.0
144,675
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 16,923
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
577,639
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 $ 40,961
0.0
6,816,643
(1)(3)
Ginnie Mae 2014-
58 SM, 0.627%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 696,597
0.0
1,644,637
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 182,406
0.0
1,510,598
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 189,581
0.0
2,435,651
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 17,666
0.0
161,333
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 22,341
0.0
5,388,142
(1)(3)
Ginnie Mae 2016-
66 ES, 0.578%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 581,912
0.0
335,525
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 40,404
0.0
4,950,056
(1)(3)
Ginnie Mae 2018-
153 SQ, 0.728%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 421,431
0.0
11,901,492
(1)(3)
Ginnie Mae 2018-
93 SJ, 0.728%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 1,106,905
0.1
145,959
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 23,900
0.0
82,111
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 14,930
0.0
327,736
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 65,633
0.0
10,415,790
(1)(3)
Ginnie Mae 2019-
89 SC, 0.628%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 1,229,809
0.1
41,045,595
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 6,561,598
0.4
242,423
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 212,620
0.0
385,025
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 335,784
0.0
969,741
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 850,522
0.1
2,243,336
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.630%,
05/25/2050 1,896,740
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,541,367
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.630%,
05/25/2050 $ 2,964,479
0.2
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.045%,
08/25/2049 1,258,761
0.1
65,332
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 60,742
0.0
3,603,431
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.382%,
11/25/2049 3,303,395
0.2
3,727,184
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.382%,
11/25/2049 3,313,430
0.2
440,121
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.950%,
03/25/2050 395,739
0.0
448,903
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.950%,
03/25/2050 401,203
0.0
1,730,122
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.423%,
10/25/2050 1,350,313
0.1
1,631,465
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.648%,
08/25/2051 1,205,336
0.1
3,730,055
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.615%,
09/25/2051 2,861,583
0.2
4,825,659
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.588%,
10/25/2051 3,657,503
0.2
953,992
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.382%,
04/25/2052 734,191
0.0
956,427
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.382%,
04/25/2052 703,151
0.0
2,441,402
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,959,221
0.1
2,346,837
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 2,179,201
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,996,468
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.961%,
04/25/2054 $ 3,156,758
0.2
316,263
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.660%, (TSFR1M
+ 0.304%),
09/19/2037 268,821
0.0
807
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
6.330%, (TSFR1M +
0.974%),
08/25/2029 775
0.0
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,885,558
0.1
51,268
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.680%, (TSFR1M +
0.534%),
04/25/2046 42,200
0.0
70,369
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.926%,
08/25/2049 66,847
0.0
1,026,428
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.368%,
08/25/2049 954,696
0.1
2,486,939
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.368%,
08/25/2049 2,302,673
0.1
1,322,063
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.604%,
06/25/2049 1,254,231
0.1
2,388,308
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.158%,
05/25/2052 1,748,743
0.1
912,812
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 763,467
0.1
1,362,592
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.111%,
07/25/2035 1,254,685
0.1
70,510  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 34,242
0.0
147,329  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 75,590
0.0
389,862  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 133,357
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.749%,
10/25/2029 701,614
0.0
436,262
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.800%,
05/25/2046 397,343
0.0
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.800%,
05/25/2046 1,551,441
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
357,323
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 $ 318,780
0.0
781,566
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 676,183
0.0
1,263,491
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.759%,
08/25/2047 1,162,268
0.1
1,727,148
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
3.684%,
10/26/2048 1,649,882
0.1
506,986
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.778%,
12/25/2048 452,882
0.0
1,431,498
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 1,241,207
0.1
990,401
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.778%,
12/25/2048 737,450
0.1
2,086,627
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.612%,
06/25/2048 1,843,814
0.1
2,141,070
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 1,858,537
0.1
432,459
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.714%,
10/25/2048 382,211
0.0
99,717
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 87,481
0.0
151,506
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 138,898
0.0
3,526,186
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.042%,
01/25/2049 3,188,718
0.2
898,908
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.252%,
02/25/2049 815,764
0.1
1,776,619
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B3,
4.252%,
02/25/2049 1,570,353
0.1
171,461
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 158,040
0.0
381,378
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 353,923
0.0
2,724,249
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.424%,
11/25/2049 2,576,630
0.2
99,578
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 91,123
0.0
900,032
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.191%,
02/25/2050 743,702
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
412,671
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 $ 363,320
0.0
916,397
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 775,307
0.1
3,638,091
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.892%,
10/25/2049 3,410,099
0.2
253,499
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 227,556
0.0
3,888,591
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.332%,
05/25/2050 3,413,994
0.2
1,797,678
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.636%,
12/25/2049 1,713,337
0.1
1,822,279
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.636%,
12/25/2049 1,727,387
0.1
2,594,301
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.323%,
03/25/2050 2,372,069
0.1
6,038,658
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.323%,
03/25/2050 5,412,187
0.3
268,083
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 234,408
0.0
2,865,045
(1)(2)
JP Morgan Mortgage
Trust 2020-3 B2,
3.841%,
08/25/2050 2,479,941
0.2
94,447
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 91,690
0.0
487,912
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 473,732
0.0
2,430,070
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.130%,
08/25/2052 1,784,022
0.1
998,874
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.534%,
05/25/2054 949,859
0.1
1,753,646
(1)(2)
JP MORGAN
MORTGAGE TRUST
2018-5 A13, 3.500%,
10/25/2048 1,513,825
0.1
500,390
(1)(2)
JP Morgan Trust
2015-3 B3, 3.558%,
05/25/2045 450,544
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.558%,
05/25/2045 938,892
0.1
62,748
(1)
Lehman XS Trust
Series 2005-5N 1A2,
5.830%, (TSFR1M +
0.474%),
11/25/2035 60,386
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,787,886
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.908%,
07/01/2051 $ 1,338,437
0.1
2,760,602
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.320%,
03/25/2052 2,084,478
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,464,738
0.1
655,000
(1)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.270%, (TSFR1M +
1.914%),
09/25/2035 644,266
0.0
969,055
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 5.770%,
(TSFR1M + 0.414%),
08/25/2036 245,540
0.0
303,200
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 291,725
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.687%,
(SOFR30A + 3.350%),
04/25/2034 1,313,011
0.1
205,543
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 185,187
0.0
340,410
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 312,956
0.0
248,115
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 219,626
0.0
1,838,392
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,476,442
0.1
2,500,000
(1)(2)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 2,245,200
0.1
2,143,297
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.722%,
05/25/2051 1,591,771
0.1
1,135,573,328
(2)
(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,185,894
0.3
16,119  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 13,612
0.0
138,724
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 131,356
0.0
6,856,000
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.037%,
(SOFR30A + 2.700%),
12/27/2033 6,955,797
0.4
2,263,263
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.838%,
09/25/2049 2,006,386
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,529,870
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.469%,
02/25/2050 $ 1,310,770
0.1
2,435,385
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,954,392
0.1
5,329,514
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.793%,
12/25/2051 3,898,958
0.2
926,574
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 774,977
0.1
742,784
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 696,878
0.0
1,328,091
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.607%,
02/25/2047 1,197,066
0.1
1,079,457
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.162%,
07/25/2048 999,600
0.1
501,917
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.449%,
03/25/2048 467,599
0.0
1,575,602
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.261%,
06/25/2049 1,454,777
0.1
1,489,872
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 1,325,226
0.1
1,950,487
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.711%,
12/25/2049 1,717,414
0.1
1,951,384
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.711%,
12/25/2049 1,705,508
0.1
733,620
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.909%,
03/25/2049 714,776
0.0
63,294
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 62,171
0.0
168,194
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 155,552
0.0
1,833,507
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.502%,
09/25/2049 1,709,627
0.1
182,238
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 161,902
0.0
1,389,614
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.637%,
03/25/2050 1,177,564
0.1
541,777
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.652%,
05/25/2051 411,507
0.0
1,188,409
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.049%,
07/25/2051 896,735
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,064,592
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.947%,
02/25/2052 $ 805,107
0.1
2,802,281
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.645%,
10/25/2047 2,519,212
0.2
2,113,840
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.645%,
10/25/2047 1,904,392
0.1
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,555,725
0.1
24,443
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.754%,
03/25/2035 22,326
0.0
6,000,000
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 8.237%,
(SOFR30A + 2.900%),
02/25/2034 6,034,649
0.4
2,431,816
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.225%,
12/25/2051 1,838,164
0.1
59,816,218
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.229%,
01/25/2045 601
0.0
22,557,704
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.001%,
01/25/2045 227
0.0
10,935
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.490%,
10/25/2036 9,849
0.0
53,503
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.792%,
10/25/2036 47,831
0.0
271,709
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.020%,
11/25/2036 232,856
0.0
37,742
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.407%,
08/25/2046 33,473
0.0
67,417
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.918%,
12/25/2036 59,718
0.0
352,354
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.461%,
03/25/2037 281,166
0.0
41,415
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.769%,
07/25/2037 33,767
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
729,390
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
4.951%,
07/25/2034 $ 682,953
0.0
109,305
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.053%,
06/25/2034 103,004
0.0
70,701
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.020%,
11/25/2036 60,591
0.0
398,304
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(TSFR1M + 1.014%),
11/25/2035 336,479
0.0
473,175  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 427,538
0.0
580,480
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 6.000%,
(TSFR1M + 0.714%),
07/25/2036 345,109
0.0
1,575,682
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 5.952%,
(12MTA + 0.940%),
07/25/2046 961,578
0.1
632,588
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.972%,
(12MTA + 0.960%),
08/25/2046 348,322
0.0
422,321  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 377,495
0.0
88,522  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 78,570
0.0
19,118
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.900%, (TSFR1M
+ 0.544%),
06/25/2037 15,548
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,312,557
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.660%,
07/25/2047 $ 1,116,608
0.1
392,354
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
6.086%,
09/25/2036 350,088
0.0
81,810
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.887%,
12/28/2037 71,249
0.0
1,464,415
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.521%,
09/25/2049 1,023,666
0.1
1,858,886
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.377%,
12/25/2049 1,592,799
0.1
2,730,566
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.161%,
07/25/2050 2,307,044
0.1
1,892,895
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.706%,
12/25/2050 1,316,520
0.1
371,387
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.752%,
08/20/2045 335,724
0.0
Total Collateralized
Mortgage Obligations
(Cost $472,033,244)
421,518,863
24.5
CORPORATE BONDS/NOTES : 17.8%
Basic Materials : 1.3%
1,500,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 1,307,578
0.1
510,000
(2)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 532,751
0.0
775,000  ATI, Inc., 7.250%,
08/15/2030 807,257
0.1
450,000
(2)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 472,492
0.0
150,000
(2)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 134,763
0.0
1,350,000  Celulosa Arauco y
Constitucion SA,
3.875%,
11/02/2027 1,259,550
0.1
645,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 599,165
0.0
250,000
(2)(5)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 226,329
0.0
550,000
(2)(5)
Coeur Mining, Inc.,
5.125%,
02/15/2029 506,833
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
600,000
(2)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 $ 508,776
0.0
625,000
(2)
Constellium SE,
5.625%,
06/15/2028 610,680
0.0
1,075,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,091,383
0.1
550,000
(2)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 558,030
0.0
1,750,000
(2)
CSN Resources SA,
8.875%,
12/05/2030 1,825,075
0.1
600,000
(2)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 512,289
0.0
1,800,000
(2)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 1,647,666
0.1
900,000
(2)(5)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 872,682
0.1
685,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 655,819
0.1
800,000
(2)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 763,239
0.1
925,000
(2)(6)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 786,194
0.1
725,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 696,262
0.1
425,000
(2)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 446,212
0.0
100,000
(2)
Novelis Corp., 3.250%,
11/15/2026 94,206
0.0
600,000
(2)
Novelis Corp., 3.875%,
08/15/2031 529,611
0.0
250,000
(2)
Novelis Corp., 4.750%,
01/30/2030 235,513
0.0
550,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 510,730
0.0
325,000
(2)
OCP SA, 3.750%,
06/23/2031 280,567
0.0
200,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 200,379
0.0
600,000
(2)
SPCM SA, 3.125%,
03/15/2027 546,505
0.0
1,350,000  Suzano Austria GmbH,
5.000%,
01/15/2030 1,303,383
0.1
200,000  Suzano Austria GmbH,
6.000%,
01/15/2029 204,156
0.0
700,000
(2)
Taseko Mines Ltd.,
7.000%,
02/15/2026 665,265
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
810,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 $ 331,718
0.0
700,000
(2)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 616,775
0.0
22,339,833
1.3
Communications : 1.9%
500,000
(2)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 410,475
0.0
700,000
(2)
Altice Financing SA,
5.750%,
08/15/2029 622,120
0.0
800,000
(2)
Altice France Holding
SA, 6.000%,
02/15/2028 384,963
0.0
1,000,000
(2)
Altice France SA/
France, 5.500%,
10/15/2029 785,384
0.1
375,000
(2)
Altice France SA/
France, 8.125%,
02/01/2027 345,992
0.0
625,000
(5)
AMC Networks, Inc.,
4.250%,
02/15/2029 477,504
0.0
600,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 396,750
0.0
1,050,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 854,665
0.1
1,170,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,003,614
0.1
850,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 813,928
0.1
825,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 797,606
0.1
275,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 273,340
0.0
700,000
(2)
CommScope, Inc.,
4.750%,
09/01/2029 470,642
0.0
650,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 646,675
0.0
325,000  CSC Holdings LLC,
5.250%,
06/01/2024 318,383
0.0
1,500,000
(2)
CSC Holdings LLC,
5.750%,
01/15/2030 935,310
0.1
400,000
(2)
CSC Holdings LLC,
7.500%,
04/01/2028 299,618
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
700,000
(2)
CSC Holdings LLC,
11.250%,
05/15/2028 $ 721,746
0.1
2,075,000  CT Trust, 5.125%,
02/03/2032 1,812,710
0.1
850,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 799,337
0.1
775,000  DISH DBS Corp.,
5.125%,
06/01/2029 400,229
0.0
400,000
(2)
DISH DBS Corp.,
5.750%,
12/01/2028 319,790
0.0
575,000  DISH DBS Corp.,
7.375%,
07/01/2028 344,283
0.0
975,000
(2)
DISH Network Corp.,
11.750%,
11/15/2027 1,018,555
0.1
375,000
(2)
GCI LLC, 4.750%,
10/15/2028 344,452
0.0
880,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 664,926
0.0
275,000
(2)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 218,768
0.0
600,000
(2)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 529,896
0.0
450,000
(2)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 392,560
0.0
720,000
(2)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 705,935
0.1
1,025,000
(2)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 436,578
0.0
575,000
(2)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 558,115
0.0
1,025,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 982,288
0.1
550,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 512,028
0.0
500,000
(2)
Millennium Escrow
Corp., 6.625%,
08/01/2026 355,485
0.0
475,000
(1)
Paramount Global,
6.250%,
02/28/2057 416,591
0.0
865,000
(1)(5)
Paramount Global,
6.375%,
03/30/2062 779,538
0.1
800,000
(2)(5)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 711,492
0.1
600,000
(2)
Sinclair Television
Group, Inc., 4.125%,
12/01/2030 423,747
0.0
200,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 188,092
0.0
1,590,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,536,924
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
450,000
(2)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 $ 263,783
0.0
625,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 575,583
0.0
375,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 356,579
0.0
405,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 396,660
0.0
200,000
(2)
Telecom Italia SpA/
Milano, 5.303%,
05/30/2024 199,233
0.0
400,000
(2)
Uber Technologies, Inc.,
4.500%,
08/15/2029 382,337
0.0
535,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 545,297
0.0
250,000
(2)(5)
Univision
Communications, Inc.,
4.500%,
05/01/2029 223,346
0.0
1,025,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,022,948
0.1
450,000
(2)
Viasat, Inc., 6.500%,
07/15/2028 370,058
0.0
350,000
(2)
Viasat, Inc., 7.500%,
05/30/2031 275,188
0.0
625,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 547,937
0.0
1,300,000
(2)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,222,259
0.1
765,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 683,819
0.1
900,000
(2)(5)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 722,515
0.1
32,798,576
1.9
Consumer, Cyclical : 2.6%
225,000
(2)(5)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 207,691
0.0
850,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 763,410
0.1
600,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 587,092
0.0
300,000
(2)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 317,908
0.0
175,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 154,807
0.0
600,000
(2)(5)
Allison Transmission,
Inc., 5.875%,
06/01/2029 598,558
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
775,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 $ 784,567
0.1
166,667
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 165,587
0.0
525,000
(2)
Arko Corp., 5.125%,
11/15/2029 454,889
0.0
500,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 475,302
0.0
450,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 420,579
0.0
600,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 534,260
0.0
500,000
(2)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 515,257
0.0
975,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 982,499
0.1
450,000
(2)
Brinker International,
Inc., 5.000%,
10/01/2024 446,504
0.0
925,000
(2)(5)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 835,494
0.1
665,000
(2)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 667,310
0.1
575,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 589,986
0.0
475,000
(2)
Carnival Corp., 4.000%,
08/01/2028 441,922
0.0
1,025,000
(2)
Carnival Corp., 6.000%,
05/01/2029 987,045
0.1
600,000
(2)
Carrols Restaurant
Group, Inc., 5.875%,
07/01/2029 530,637
0.0
650,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 635,248
0.1
350,000
(5)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 338,974
0.0
200,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 206,884
0.0
108,782
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 107,047
0.0
450,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 476,064
0.0
1,400,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,297,287
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,250,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 $ 1,184,442
0.1
600,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 581,303
0.0
200,000
(2)
Gap, Inc., 3.625%,
10/01/2029 171,245
0.0
600,000
(2)
Gap, Inc., 3.875%,
10/01/2031 494,972
0.0
320,000
(2)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 321,083
0.0
425,000
(2)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 389,725
0.0
650,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 634,085
0.0
725,000
(2)
Interface, Inc., 5.500%,
12/01/2028 671,149
0.1
200,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 194,511
0.0
900,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 881,842
0.1
825,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 767,390
0.1
225,000  M/I Homes, Inc.,
3.950%,
02/15/2030 200,475
0.0
525,000  M/I Homes, Inc.,
4.950%,
02/01/2028 505,851
0.0
305,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 247,580
0.0
400,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 378,990
0.0
800,000
(2)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 707,000
0.1
300,000  MGM Resorts
International, 4.625%,
09/01/2026 292,997
0.0
300,000  MGM Resorts
International, 4.750%,
10/15/2028 286,025
0.0
875,000
(2)(5)
Michaels Cos., Inc.,
5.250%,
05/01/2028 692,414
0.1
150,000
(2)
Murphy Oil USA, Inc.,
3.750%,
02/15/2031 130,790
0.0
450,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 426,870
0.0
165,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 163,828
0.0
225,000
(2)
NCL Corp. Ltd.,
7.750%,
02/15/2029 226,570
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
150,000
(2)
NCL Corp. Ltd.,
8.375%,
02/01/2028 $ 158,928
0.0
500,000
(2)
NCL Finance Ltd.,
6.125%,
03/15/2028 479,076
0.0
650,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 694,482
0.1
500,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 533,680
0.0
1,860,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,842,416
0.1
420,000
(2)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 457,327
0.0
725,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 725,634
0.1
750,000  Sands China Ltd.,
5.375%,
08/08/2025 739,805
0.1
600,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 567,969
0.0
665,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 672,299
0.1
750,000
(2)(5)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 683,442
0.1
225,000
(2)
SRS Distribution, Inc.,
6.000%,
12/01/2029 210,052
0.0
600,000
(2)
SRS Distribution, Inc.,
6.125%,
07/01/2029 569,541
0.0
550,000
(2)
Staples, Inc., 7.500%,
04/15/2026 512,183
0.0
955,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 901,127
0.1
600,000
(2)
STL Holding Co. LLC,
7.500%,
02/15/2026 586,254
0.0
650,000
(2)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 629,509
0.0
625,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 529,161
0.0
150,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 135,641
0.0
665,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 657,384
0.1
315,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 307,185
0.0
1,200,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,159,050
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
600,000
(2)(5)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 $ 419,509
0.0
1,956,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 1,680,098
0.1
650,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 630,020
0.0
655,000
(2)
William Carter Co.,
5.625%,
03/15/2027 647,222
0.1
950,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 925,227
0.1
42,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 41,813
0.0
450,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 445,183
0.0
590,000
(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 611,767
0.0
44,226,929
2.6
Consumer, Non-cyclical : 2.2%
595,000
(2)(5)
1375209 BC Ltd.,
9.000%,
01/30/2028 580,634
0.0
750,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 739,518
0.1
805,000
(2)(5)
ADT Security Corp.,
4.125%,
08/01/2029 741,687
0.1
500,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 437,596
0.0
500,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 454,576
0.0
275,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 263,565
0.0
550,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 550,713
0.0
750,000
(2)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 724,352
0.1
300,000
(2)(5)
APi Group DE, Inc.,
4.125%,
07/15/2029 275,058
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
375,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 $ 352,665
0.0
625,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 624,678
0.0
875,000
(5)
B&G Foods, Inc.,
5.250%,
09/15/2027 795,946
0.1
650,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 686,523
0.1
625,000
(2)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 377,164
0.0
625,000
(2)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 422,537
0.0
660,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 683,618
0.1
550,000
(2)
Catalent Pharma
Solutions, Inc., 3.125%,
02/15/2029 481,937
0.0
1,000,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 946,663
0.1
350,000
(2)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 275,625
0.0
615,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 515,202
0.0
535,000
(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 497,787
0.0
550,000
(2)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 355,529
0.0
600,000  Cimpress PLC, 7.000%,
06/15/2026 586,914
0.0
880,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 854,977
0.1
275,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 226,292
0.0
1,050,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 917,569
0.1
1,025,000  Encompass Health
Corp., 4.750%,
02/01/2030 966,396
0.1
575,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 572,010
0.0
200,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 198,223
0.0
400,000
(2)
IQVIA, Inc., 6.500%,
05/15/2030 410,543
0.0
800,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 745,680
0.1
599,000
(2)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 601,719
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
685,000
(2)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 $ 684,401
0.1
850,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 769,551
0.1
825,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 778,731
0.1
1,000,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 827,045
0.1
1,600,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 1,700,176
0.1
550,000
(2)
ModivCare, Inc.,
5.875%,
11/15/2025 543,741
0.0
350,000
(2)(5)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 284,759
0.0
725,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 671,056
0.0
400,000  New Albertsons L.P.,
7.450%,
08/01/2029 413,450
0.0
900,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 770,782
0.1
200,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 193,504
0.0
500,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 455,439
0.0
575,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 529,516
0.0
900,000
(2)(5)
Post Holdings, Inc.,
5.625%,
01/15/2028 892,506
0.1
450,000
(2)
Prestige Brands, Inc.,
3.750%,
04/01/2031 393,872
0.0
975,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 970,075
0.1
760,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 701,136
0.1
535,000
(2)
Select Medical Corp.,
6.250%,
08/15/2026 538,020
0.0
660,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 571,682
0.0
590,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 559,777
0.0
605,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 563,913
0.0
600,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 586,966
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,075,000
(5)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 $ 1,072,904
0.1
1,015,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,027,522
0.1
710,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 619,241
0.0
255,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 225,911
0.0
495,000
(5)
United Rentals North
America, Inc., 4.875%,
01/15/2028 483,620
0.0
125,000
(5)
United Rentals North
America, Inc., 5.250%,
01/15/2030 123,221
0.0
600,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 606,141
0.0
575,000
(2)
VT Topco, Inc., 8.500%,
08/15/2030 598,825
0.0
275,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 260,016
0.0
568,000
(2)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 569,721
0.0
37,851,116
2.2
Energy : 2.8%
510,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 490,902
0.0
610,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 605,646
0.0
375,000
(2)
Antero Resources
Corp., 5.375%,
03/01/2030 359,869
0.0
635,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 626,129
0.0
250,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 250,873
0.0
435,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 405,171
0.0
310,000  Cenovus Energy, Inc.,
5.250%,
06/15/2037 296,965
0.0
805,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 805,813
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
575,000
(2)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 $ 517,090
0.0
940,000
(2)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 946,759
0.1
85,000
(2)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 88,258
0.0
1,050,000
(2)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 1,060,121
0.1
350,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 348,208
0.0
525,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 496,451
0.0
162,000  Devon Energy Corp.,
4.500%,
01/15/2030 155,667
0.0
275,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 253,320
0.0
575,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 519,391
0.0
795,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 824,861
0.1
2,500,000  Ecopetrol SA, 6.875%,
04/29/2030 2,473,437
0.2
3,175,000  Ecopetrol SA, 8.875%,
01/13/2033 3,452,813
0.2
1,450,000
(2)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 1,266,937
0.1
500,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 475,833
0.0
340,000
(2)
Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 329,817
0.0
1,200,000  Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 1,164,060
0.1
750,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 739,553
0.1
660,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 637,371
0.0
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,517,842
0.2
1,225,000  EnLink Midstream LLC,
5.375%,
06/01/2029 1,200,077
0.1
225,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 220,132
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
650,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 $ 644,450
0.0
345,000
(2)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 345,057
0.0
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 758,984
0.1
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 765,441
0.1
470,000
(2)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 432,941
0.0
435,000
(2)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 420,089
0.0
160,000
(2)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 155,037
0.0
400,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 386,726
0.0
400,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 388,463
0.0
400,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 387,056
0.0
1,575,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 1,709,710
0.1
905,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 889,047
0.1
875,000
(2)
Matador Resources Co.,
6.875%,
04/15/2028 888,384
0.1
575,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 574,351
0.0
685,000  Murphy Oil Corp.,
6.375%,
07/15/2028 688,783
0.0
535,000
(2)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 557,923
0.0
825,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 805,431
0.1
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 714,790
0.1
4,700,000  Petroleos Mexicanos,
5.950%,
01/28/2031 3,741,200
0.2
33,000  Petroleos Mexicanos,
6.700%,
02/16/2032 27,390
0.0
3,300,000
(5)
Petroleos Mexicanos,
10.000%,
02/07/2033 3,305,775
0.2
1,700,000
(2)
Reliance Industries Ltd.,
3.625%,
01/12/2052 1,247,851
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,025,000  Southwestern
Energy Co., 5.375%,
02/01/2029 $ 1,001,275
0.1
315,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 292,958
0.0
690,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 639,528
0.0
395,000
(2)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 397,388
0.0
468,750
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 467,453
0.0
95,000
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 98,627
0.0
425,000
(2)
Transocean, Inc.,
7.500%,
01/15/2026 417,975
0.0
775,000
(2)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 683,772
0.0
750,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 758,105
0.1
675,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 675,666
0.0
450,000
(2)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 476,456
0.0
49,273,448
2.8
Financial : 3.5%
250,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 263,872
0.0
350,000
(5)
Ally Financial, Inc.,
5.750%,
11/20/2025 348,087
0.0
350,000  Ally Financial, Inc.,
6.700%,
02/14/2033 350,776
0.0
675,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 608,317
0.0
1,250,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 936,525
0.1
1,175,000
(2)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 1,194,035
0.1
925,000
(2)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 978,095
0.1
16,000
(1)
Bank of America Corp.,
2.482%,
09/21/2036 12,681
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
162,000
(1)
Bank of America Corp.,
3.846%,
03/08/2037 $ 142,345
0.0
113,000
(1)
Bank of America Corp.,
5.288%,
04/25/2034 113,321
0.0
477,000
(1)
Bank of America Corp.,
5.872%,
09/15/2034 499,603
0.0
3,000,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,919,468
0.2
586,000
(1)
Bank of America
Corp. RR, 4.375%,
12/31/2199 523,724
0.0
1,800,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 1,914,570
0.1
800,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 747,427
0.1
625,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 604,014
0.0
2,000,000
(1)
Capital One Financial
Corp., 4.166%,
05/09/2025 1,985,366
0.1
2,096,000
(1)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 2,091,721
0.1
1,800,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 1,813,699
0.1
450,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 429,931
0.0
430,000
(2)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 472,382
0.0
1,300,000  Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp., 5.250%,
05/15/2027 1,168,848
0.1
2,000,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,916,367
0.1
333,000
(1)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 361,161
0.0
1,073,000
(1)
KeyCorp, MTN, 4.789%,
06/01/2033 985,882
0.1
575,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 519,254
0.0
7,906,000
(1)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 7,941,561
0.5
400,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 357,000
0.0
515,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 482,362
0.0
2,000,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 1,841,197
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,000,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 $ 1,922,173
0.1
2,500,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 2,477,554
0.2
65,000
(1)
Morgan Stanley,
6.627%,
11/01/2034 72,000
0.0
760,000
(1)
Morgan Stanley, MTN,
5.250%,
04/21/2034 760,280
0.1
61,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 61,937
0.0
535,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 385,249
0.0
675,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 551,976
0.0
425,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 415,898
0.0
835,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 756,090
0.1
500,000
(5)
Navient Corp., 4.875%,
03/15/2028 465,096
0.0
350,000
(5)
Navient Corp., 5.000%,
03/15/2027 338,238
0.0
225,000  Navient Corp., 6.750%,
06/25/2025 227,822
0.0
153,000
(1)
Northern Trust Corp.,
3.375%,
05/08/2032 141,608
0.0
340,000  OneMain Finance
Corp., 4.000%,
09/15/2030 291,438
0.0
765,000  OneMain Finance
Corp., 5.375%,
11/15/2029 717,462
0.1
225,000  OneMain Finance
Corp., 7.125%,
03/15/2026 229,379
0.0
1,235,000
(1)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 1,172,649
0.1
5,704,000
(1)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 5,331,345
0.3
500,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 413,300
0.0
925,000
(2)(5)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 719,903
0.1
600,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 624,187
0.0
100,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 94,825
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,137,000
(1)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 $ 1,160,640
0.1
662,000
(1)
Truist Financial Corp.
N, 4.800%,
12/31/2199 610,260
0.0
706,000
(1)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 643,311
0.1
980,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 961,512
0.1
575,000
(2)(5)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 583,430
0.0
828,000
(1)
Wells Fargo & Co.,
5.389%,
04/24/2034 832,080
0.1
561,000
(1)
Wells Fargo & Co.,
6.491%,
10/23/2034 610,629
0.0
2,000,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,979,891
0.1
70,000
(1)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 71,304
0.0
575,000
(2)
XHR L.P., 4.875%,
06/01/2029 529,937
0.0
100,000
(2)
XHR L.P., 6.375%,
08/15/2025 99,836
0.0
60,776,830
3.5
Industrial : 1.8%
350,000
(2)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 359,188
0.0
1,025,000
(2)(6)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 479,992
0.0
525,000
(2)
Ardagh Packaging
Finance PLC / Ardagh
Holdings USA, Inc.,
5.250%,
08/15/2027 408,471
0.0
350,000
(5)
Ball Corp., 3.125%,
09/15/2031 302,151
0.0
300,000
(5)
Ball Corp., 6.875%,
03/15/2028 311,870
0.0
475,000
(2)(5)
Bombardier, Inc.,
7.500%,
02/01/2029 483,283
0.0
550,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 550,617
0.0
150,000
(2)(5)
Bombardier, Inc.,
8.750%,
11/15/2030 159,893
0.0
675,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 675,496
0.0
875,000
(2)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 845,888
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
100,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 $ 97,798
0.0
775,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 750,816
0.1
1,775,000
(1)
Cemex SAB de CV,
5.125%,
12/31/2199 1,686,862
0.1
800,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 837,198
0.1
610,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 620,199
0.0
1,625,000
(2)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 1,705,153
0.1
800,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 818,096
0.1
1,000,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 925,587
0.1
775,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 745,909
0.1
225,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 224,484
0.0
750,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 693,763
0.1
225,000
(2)
GFL Environmental,
Inc., 4.250%,
06/01/2025 221,816
0.0
400,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 369,600
0.0
325,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 297,180
0.0
350,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 323,322
0.0
725,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 653,374
0.0
550,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 564,523
0.0
915,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 870,484
0.1
400,000
(2)(6)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 344,197
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
650,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 $ 607,146
0.0
575,000
(2)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 596,557
0.0
800,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 803,356
0.1
700,000
(2)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 710,598
0.1
775,000
(2)
PGT Innovations, Inc.,
4.375%,
10/01/2029 773,076
0.1
575,000
(2)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 532,841
0.0
400,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 385,700
0.0
800,000
(2)
Rolls-Royce PLC,
5.750%,
10/15/2027 801,874
0.1
650,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 610,724
0.0
110,000
(2)
Sealed Air Corp.,
5.125%,
12/01/2024 109,508
0.0
370,000
(2)(5)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 373,427
0.0
280,000
(2)
Sensata Technologies
BV, 5.000%,
10/01/2025 280,513
0.0
875,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 772,442
0.1
650,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 683,979
0.1
870,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 749,732
0.1
510,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 468,987
0.0
570,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 552,008
0.0
440,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 440,556
0.0
725,000  TransDigm, Inc.,
4.625%,
01/15/2029 681,138
0.0
550,000  TransDigm, Inc.,
5.500%,
11/15/2027 539,309
0.0
845,000
(2)
TransDigm, Inc.,
6.250%,
03/15/2026 844,398
0.1
600,000
(2)
TransDigm, Inc.,
6.875%,
12/15/2030 618,393
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
650,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 $ 606,790
0.0
30,870,262
1.8
Technology : 0.3%
1,150,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,096,238
0.1
450,000
(2)(5)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 428,091
0.0
500,000
(2)(5)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 454,043
0.0
345,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 343,310
0.0
275,000
(2)(5)
Entegris, Inc., 3.625%,
05/01/2029 248,680
0.0
525,000
(2)
McAfee Corp., 7.375%,
02/15/2030 480,158
0.0
600,000
(2)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 638,023
0.1
300,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 269,356
0.0
775,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 702,258
0.1
575,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 494,000
0.0
5,154,157
0.3
Utilities : 1.4%
1,301,275
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,096,324
0.1
800,000
(2)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 750,469
0.1
450,000
(2)
Calpine Corp., 4.500%,
02/15/2028 428,299
0.0
350,000
(2)
Calpine Corp., 5.000%,
02/01/2031 321,309
0.0
550,000
(2)
Calpine Corp., 5.125%,
03/15/2028 527,672
0.0
100,000
(2)
Calpine Corp., 5.250%,
06/01/2026 98,734
0.0
1,250,000
(2)
Comision Federal de
Electricidad, 4.688%,
05/15/2029 1,180,469
0.1
4,028,000
(1)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 3,848,059
0.2
743,000
(1)
Duke Energy Corp.,
4.875%,
12/31/2199 733,405
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,681,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 8.562%,
(TSFR3M + 3.172%),
04/30/2043 $ 3,651,137
0.2
2,875,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 2,712,133
0.2
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,373,334
0.1
3,625,000
(1)
Southern Co. B,
4.000%,
01/15/2051 3,453,566
0.2
660,000  TransAlta Corp.,
7.750%,
11/15/2029 701,497
0.1
425,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 397,213
0.0
540,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 533,472
0.0
300,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 296,106
0.0
375,000
(2)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 389,752
0.0
23,492,950
1.4
Total Corporate Bonds/
Notes
(Cost $315,543,574)
306,784,101
17.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 16.6%
2,000,000
(1)(2)
AREIT LLC 2023-CRE8
A, 7.470%, (TSFR1M +
2.112%),
02/17/2028 2,002,287
0.1
555,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 428,386
0.0
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.477%,
05/15/2050 205,105
0.0
4,380,000
(2)
BANK 2017-BNK6 D,
3.100%,
07/15/2060 3,113,189
0.2
1,600,000
(1)(2)
BANK 2017-BNK6 E,
2.631%,
07/15/2060 737,151
0.0
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 722,435
0.0
9,800,451
(1)(3)
BANK 2019-BN16 XA,
0.940%,
02/15/2052 375,931
0.0
49,432,792
(1)(3)
BANK 2019-BN17 XA,
1.005%,
04/15/2052 2,080,985
0.1
28,816,744
(1)(3)
BANK 2019-BN19 XA,
0.942%,
08/15/2061 1,174,664
0.1
57,771,564
(1)(3)
BANK 2019-BN22 XA,
0.591%,
11/15/2062 1,613,392
0.1
1,500,000
(1)
BANK 2019-BN24 C,
3.517%,
11/15/2062 1,089,523
0.1
10,637,992
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.286%,
07/15/2054 690,651
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
98,047,168
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.405%,
05/15/2053 $ 1,453,240
0.1
49,955,448
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.194%,
03/15/2062 2,519,128
0.2
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
0.881%,
03/15/2062 1,742,888
0.1
41,944,873
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.024%,
08/15/2052 1,590,673
0.1
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 1,539,181
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
1.994%,
03/15/2052 606,902
0.0
17,423,566
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.147%,
03/15/2054 955,057
0.1
9,833,685
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.273%,
08/15/2054 638,346
0.0
2,100,000
(1)(2)
BIG Commercial
Mortgage Trust 2022-
BIG B, 7.103%,
(TSFR1M + 1.741%),
02/15/2039 2,049,521
0.1
1,000,000
(1)(2)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.602%,
(TSFR1M + 3.240%),
03/15/2040 988,118
0.1
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,888,567
0.1
3,002,000
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.451%,
05/25/2052 2,287,088
0.1
4,970,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.647%,
(TSFR1M + 2.285%),
10/15/2036 4,767,504
0.3
3,277,269
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.876%,
(TSFR1M + 1.514%),
06/15/2038 3,209,643
0.2
750,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 7.126%,
(TSFR1M + 1.764%),
09/15/2036 722,246
0.0
1,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.876%,
(TSFR1M + 2.514%),
09/15/2036 1,433,245
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 7.121%,
(TSFR1M + 1.761%),
12/09/2040 $ 5,012,493
0.3
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.476%, (TSFR1M
+ 2.114%),
02/15/2036 3,352,963
0.2
2,767,834
(1)(2)
BX Trust 2021-LBA
EV, 7.476%, (TSFR1M
+ 2.114%),
02/15/2036 2,651,556
0.2
2,000,000
(1)(2)
BX Trust 2021-LGCY
A, 5.982%, (TSFR1M +
0.620%),
10/15/2036 1,944,152
0.1
959,202
(1)(2)
BX Trust 2021-SDMF
D, 6.863%, (TSFR1M +
1.501%),
09/15/2034 922,392
0.1
1,438,803
(1)(2)
BX Trust 2021-SDMF
E, 7.063%, (TSFR1M +
1.701%),
09/15/2034 1,373,976
0.1
831,689
(1)(2)
BX Trust 2022-FOX2
C, 6.671%, (TSFR1M +
1.309%),
04/15/2039 793,719
0.0
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 6.962%, (TSFR1M +
1.600%),
01/15/2039 1,158,139
0.1
1,000,000
(1)(2)
BX Trust 2022-LBA6
D, 7.362%, (TSFR1M +
2.000%),
01/15/2039 980,487
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 8.661%, (TSFR1M +
3.299%),
01/15/2039 1,398,069
0.1
7,000,000
(2)
BX Trust 2023-LIFE C,
5.884%,
02/15/2028 6,748,183
0.4
90,791,239
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.127%,
05/15/2052 4,065,087
0.2
37,489,370
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.193%,
11/15/2052 1,749,237
0.1
1,250,000
(1)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,109,204
0.1
6,713,258
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.362%,
08/10/2049 160,725
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.690%,
08/10/2049 218,556
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2013-
GC17 D, 5.069%,
11/10/2046 856,405
0.1
6,540,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.690%,
07/10/2049 4,684,294
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,790,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.690%,
07/10/2049 $ 3,811,048
0.2
8,661,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 5,171,410
0.3
21,439,662
(1)(3)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.982%,
10/12/2050 624,178
0.0
40,219,774
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.040%,
08/10/2056 1,636,410
0.1
57,771
(1)(3)
COMM Mortgage Trust
2012-CR3 XA, 0.879%,
10/15/2045 268
0.0
170,789
(1)(3)
COMM Mortgage Trust
2012-CR4 XA, 1.144%,
10/15/2045 811
0.0
936,411
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 4.363%,
08/10/2046 830,052
0.1
9,452,242
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.303%,
10/10/2049 236,238
0.0
2,271,544
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.665%,
02/10/2049 24,126
0.0
5,725,000
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.633%,
02/10/2037 5,262,875
0.3
4,903,143
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.790%,
10/05/2030 27,834
0.0
2,792,000
(2)
CSAIL Commercial
Mortgage Trust 2020-
C19 E, 2.500%,
03/15/2053 1,019,238
0.1
568,000
(1)(2)
CSWF 2021-SOP2 D,
7.793%, (TSFR1M +
2.431%),
06/15/2034 415,314
0.0
1,432,000
(1)(2)
CSWF 2021-SOP2 E,
8.843%, (TSFR1M +
3.481%),
06/15/2034 975,648
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 1,975,273
0.1
7,759,844
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 6.826%,
(TSFR1M + 1.464%),
10/15/2038 7,500,649
0.4
933,440
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.326%, (TSFR1M +
2.964%),
07/15/2038 917,761
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,866,880
(1)(2)
Extended Stay America
Trust 2021-ESH F,
9.176%, (TSFR1M +
3.814%),
07/15/2038 $ 1,831,420
0.1
19,982,322
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.579%,
04/25/2030 1,539,734
0.1
2,433,857
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.980%,
08/25/2036 191,478
0.0
9,878,000
(2)(4)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 6,180,515
0.4
188,978,164
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 525,019
0.0
21,120,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 82,198
0.0
2,000,000
(1)(2)
FRR Re-REMIC
Trust 2018-C1 B725,
1.908%,
02/27/2050 1,969,888
0.1
1,268,740
(2)(4)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 1,250,951
0.1
3,000,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2D,
0.000%,
11/29/2050 1,622,824
0.1
3,192,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 2,428,484
0.1
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 3,751,840
0.2
2,676,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,760,950
0.1
1,815,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,691,920
0.1
1,850,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,636,027
0.1
2,238,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 1,619,790
0.1
1,816,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,670,898
0.1
1,849,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,596,671
0.1
2,975,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 2,254,002
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 $ 2,051,455
0.1
2,751,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,469,510
0.1
2,238,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.020%,
09/27/2051 1,980,371
0.1
1,900,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,188,892
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 2,020,610
0.1
2,237,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,901,954
0.1
2,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2018-RIVR
F, 7.759%, (TSFR1M +
2.397%),
07/15/2035 274,551
0.0
10,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2021-
ARDN B, 7.126%,
(TSFR1M + 1.764%),
11/15/2036 9,664,408
0.6
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 454,345
0.0
13,191,711
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
0.931%,
02/10/2052 559,431
0.0
40,362,910
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.071%,
07/10/2052 1,583,738
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 549,864
0.0
81,464,982
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.807%,
11/10/2052 2,997,614
0.2
180,000
(1)(2)
IMT Trust 2017-
APTS EFX, 3.497%,
06/15/2034 174,852
0.0
1,972,300
(1)(2)
INTOWN Mortgage
Trust 2022-STAY D,
9.496%, (TSFR1M +
4.134%),
08/15/2039 1,978,367
0.1
4,050,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 7.569%,
(TSFR1M + 2.207%),
07/15/2036 3,909,207
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10 D, 4.073%,
12/15/2047 $ 1,668,133
0.1
1,300,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C13 F, 3.986%,
01/15/2046 1,019,423
0.1
5,910,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT FFX, 5.364%,
07/05/2033 3,417,419
0.2
3,810,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.861%,
12/05/2038 2,349,422
0.1
675,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.316%,
(TSFR1M + 1.954%),
06/15/2038 550,742
0.0
916,708
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
4.689%,
11/15/2045 769,021
0.0
2,549,000
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
4.732%,
01/15/2047 1,975,728
0.1
1,405,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C21 C,
4.619%,
08/15/2047 1,207,756
0.1
42,294,548
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
0.915%,
10/15/2048 346,851
0.0
1,489,237
(1)(2)
KIND Trust 2021-KIND
A, 6.426%, (TSFR1M +
1.064%),
08/15/2038 1,432,682
0.1
496,412
(1)(2)
KIND Trust 2021-KIND
D, 7.776%, (TSFR1M +
2.414%),
08/15/2038 459,696
0.0
5,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.640%,
(TSFR1M + 2.290%),
12/15/2036 5,008,932
0.3
5,000,000
(1)(2)
Life Mortgage Trust
2022-BMR2 A1,
6.657%, (TSFR1M +
1.295%),
05/15/2039 4,895,038
0.3
9,543,362
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.824%,
03/10/2050 155,125
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,952,237
(1)(2)
Med Trust 2021-MDLN
D, 7.476%, (TSFR1M +
2.114%),
11/15/2038 $ 9,708,995
0.6
5,250,000
(1)(2)
MHP 2021-STOR F,
7.676%, (TSFR1M +
2.314%),
07/15/2038 5,024,451
0.3
2,917,165
(1)(2)
MHP 2022-MHIL E,
7.972%, (TSFR1M +
2.611%),
01/15/2027 2,776,964
0.2
5,287,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 D,
3.068%,
10/15/2048 4,181,087
0.2
14,733,118
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.771%,
11/15/2052 336,401
0.0
11,773,785
(1)(3)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 0.951%,
12/15/2047 40,740
0.0
30,776,209
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.849%,
12/15/2050 850,311
0.1
4,841,000
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 2,012,890
0.1
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.782%,
10/15/2051 1,833,194
0.1
22,074,661
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.209%,
06/15/2054 1,211,872
0.1
1,650,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.767%,
(TSFR1M + 1.397%),
03/15/2039 1,611,115
0.1
5,000,000
(1)(2)
ORL Trust 2023-GLKS
A, 7.712%, (TSFR1M +
2.350%),
10/19/2036 5,011,363
0.3
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 10,874,145
0.6
7,030,000
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 5,870,296
0.3
5,950,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.420%,
11/08/2049 5,040,765
0.3
8,960,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.270%,
03/01/2050 7,537,730
0.4
2,190,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,771,059
0.1
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,085,855
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(2)
SMRT 2022-MINI E,
8.062%, (TSFR1M +
2.700%),
01/15/2039 $ 2,828,275
0.2
5,000,000
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 5,089,910
0.3
879,333
(1)(2)
TTAN 2021-MHC D,
7.226%, (TSFR1M +
1.864%),
03/15/2038 861,813
0.1
21,859,719
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.521%,
04/15/2052 1,282,313
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,167,678
0.1
19,070,015
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.521%,
04/15/2054 1,438,485
0.1
1,500,000
(1)(2)
WFLD Mortgage
Trust 2014-MONT D,
3.755%,
08/10/2031 565,814
0.0
Total Commercial
Mortgage-Backed
Securities
(Cost $313,359,101)
285,867,083
16.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 13.8%
Government National Mortgage Association : 1.3%
2,000,000
(7)
3.000
%,
01/20/2054 1,811,089
0.1
8,760,000
(7)
3.500
%,
01/20/2054 8,159,119
0.5
12,500,000
(7)
5.500
%,
01/20/2054 12,591,828
0.7
22,562,036
1.3
Uniform Mortgage-Backed Securities : 12.5%
10,980,000
(7)
3.500
%,
01/01/2054 10,074,150
0.6
22,410,000
(7)
4.500
%,
01/01/2054 21,725,444
1.3
84,079,000
(7)
5.000
%,
01/01/2054 83,192,230
4.8
2,757
5.500
%,
10/01/2039 2,841
0.0
100,000,000
(7)
5.500
%,
01/01/2054 100,437,500
5.8
215,432,165
12.5
Total U.S. Government
Agency Obligations
(Cost $237,843,961)
237,994,201
13.8
ASSET-BACKED SECURITIES : 13.7%
Automobile Asset-Backed Securities : 0.4%
2,450,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 2,428,209
0.1
4,400,000  AmeriCredit Automobile
Receivables Trust
2020-1 D, 1.800%,
12/18/2025 4,304,549
0.3
6,732,758
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities : 0.5%
2,056,977
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 $ 1,622,989
0.1
2,743,729
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,151,337
0.1
299,230
(1)
GSAA Home Equity
Trust 2006-3 A3,
6.070%, (TSFR1M +
0.714%),
03/25/2036 160,375
0.0
1,907,860
(1)
GSAA Home Equity
Trust 2006-4 4A3,
3.942%,
03/25/2036 1,181,315
0.1
826,308
(1)
GSAA Home Equity
Trust 2007-1 1A1,
5.630%, (TSFR1M +
0.274%),
02/25/2037 231,768
0.0
819,165
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 306,246
0.0
718,809
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 403,899
0.0
342,539
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.930%,
(TSFR1M + 0.574%),
02/25/2037 303,117
0.0
3,076,017
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.818%,
02/25/2035 2,683,949
0.2
9,044,995
0.5
Other Asset-Backed Securities : 11.7%
2,000,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.552%, (TSFR3M +
2.162%),
04/30/2031 1,974,470
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.727%, (TSFR3M +
2.312%),
10/20/2030 2,699,441
0.2
2,900,000
(1)(2)
Apidos CLO XXXIII
2020-33A CR, 7.560%,
(TSFR3M + 2.162%),
10/24/2034 2,881,196
0.2
742,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 714,032
0.0
282,398
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 266,059
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,000,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.826%, (TSFR1M +
1.464%),
11/15/2036 $ 2,986,842
0.2
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.376%, (TSFR1M +
3.014%),
11/15/2036 480,728
0.0
2,500,000
(2)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 2,294,470
0.1
2,000,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.577%,
(TSFR3M + 2.162%),
07/20/2029 2,007,462
0.1
2,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-5BA
B, 7.827%, (TSFR3M +
2.412%),
04/20/2031 2,005,370
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 7.624%,
(TSFR3M + 2.212%),
10/22/2030 986,960
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2015-4A CR, 7.577%,
(TSFR3M + 2.162%),
04/20/2030 984,797
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 7.740%, (TSFR3M
+ 2.362%),
07/25/2034 1,976,924
0.1
1,250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.655%, (TSFR3M +
2.262%),
04/15/2034 1,227,992
0.1
1,866,750
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,750,105
0.1
4,000,000
(1)(2)
Bristol Park CLO Ltd.
2016-1A CR, 7.605%,
(TSFR3M + 2.212%),
04/15/2029 3,997,924
0.2
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A C,
7.755%, (TSFR3M +
2.362%),
10/15/2031 750,493
0.0
1,000,000
(1)(2)
Carlyle C17 CLO Ltd.
C17A BR, 7.502%,
(TSFR3M + 2.112%),
04/30/2031 994,247
0.1
1,500,000
(1)(2)
Carlyle US CLO Ltd.
2016-4A BR, 7.777%,
(TSFR3M + 2.362%),
10/20/2027 1,505,682
0.1
4,600,000
(1)(2)
CARLYLE US CLO Ltd.
2017-3A BR, 7.677%,
(TSFR3M + 2.262%),
07/20/2029 4,591,104
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,500,000
(1)(2)
CIFC Funding Ltd.
2019-2A CR, 7.764%,
(TSFR3M + 2.362%),
04/17/2034 $ 5,461,170
0.3
5,000,000
(1)(2)
Crown City CLO V
2023-5A B, 9.016%,
(TSFR3M + 3.600%),
04/20/2034 5,024,180
0.3
704,312
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 6.175%,
(TSFR1M + 0.819%),
09/25/2035 670,494
0.0
813,875
(2)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 786,496
0.0
430,875
(2)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 416,239
0.0
4,018,000
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,325,959
0.2
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 8.505%,
(TSFR3M + 3.112%),
10/15/2030 3,011,469
0.2
558,000
(2)
Domino's Pizza Master
Issuer LLC 2015-
1A A2II, 4.474%,
10/25/2045 546,464
0.0
1,036,750
(2)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 991,625
0.1
2,242,000
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 2,185,118
0.1
3,416,875
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,125,502
0.2
1,181,250
(2)
Driven Brands Funding
LLC 2018-1A A2,
4.739%,
04/20/2048 1,158,524
0.1
2,095,500
(2)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 2,031,487
0.1
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
8.241%, (TSFR3M +
2.862%),
11/15/2028 2,682,361
0.1
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 7.555%,
(TSFR3M + 2.162%),
04/15/2031 1,724,170
0.1
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.455%, (TSFR3M +
2.062%),
04/15/2034 4,800,495
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,000,000
(1)(2)
FS Rialto 2021-FL3 A,
6.723%, (TSFR1M +
1.364%),
11/16/2036 $ 4,943,830
0.3
1,750,000
(1)(2)
Invesco US CLO Ltd.
2023-1A C, 9.062%,
(TSFR3M + 3.650%),
04/22/2035 1,762,044
0.1
916,001
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 795,040
0.0
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 7.527%, (TSFR3M
+ 2.112%),
04/20/2031 1,307,983
0.1
2,800,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 7.577%, (TSFR3M
+ 2.162%),
03/20/2030 2,717,025
0.2
772,815
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 673,556
0.0
1,000,000
(1)(2)
Madison Park Funding
XIII Ltd. 2014-13A
CR2, 7.558%, (TSFR3M
+ 2.162%),
04/19/2030 998,007
0.1
2,500,000
(1)(2)
Madison Park Funding
XIX Ltd. 2015-
19A B1R2, 7.524%,
(TSFR3M + 2.112%),
01/22/2028 2,509,375
0.1
1,000,000
(1)(2)
Magnetite VIII Ltd.
2014-8A CR2, 7.505%,
(TSFR3M + 2.112%),
04/15/2031 997,816
0.1
2,172,970
(2)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 2,171,709
0.1
3,000,000
(1)(2)
MF1 LLC 2023-FL12
A, 7.422%, (TSFR1M +
2.066%),
10/19/2038 3,011,980
0.2
7,000,000
(1)(2)
MF1 Ltd. 2021-FL6 D,
8.023%, (TSFR1M +
2.664%),
07/16/2036 6,635,530
0.4
3,000,000
(1)(2)
MF1 Ltd. 2021-FL7
AS, 6.923%, (TSFR1M
+ 1.564%),
10/16/2036 2,919,021
0.2
2,000,000
(1)(2)
MF1 Ltd. 2022-FL8 A,
6.706%, (TSFR1M +
1.350%),
02/19/2037 1,976,032
0.1
1,447,180
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,280,697
0.1
462,613
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 429,198
0.0
591,455
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 532,959
0.0
1,037,993
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 969,378
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
463,611
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 $ 412,943
0.0
807,256
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 748,913
0.0
3,500,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR,
7.608%, (TSFR3M +
2.212%),
04/19/2030 3,493,140
0.2
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.555%, (TSFR3M +
2.162%),
10/16/2033 2,284,894
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A C,
7.555%, (TSFR3M +
2.162%),
10/16/2034 4,701,602
0.3
6,000,000
(1)(2)
Oaktree CLO Ltd.
2021-1A C, 7.605%,
(TSFR3M + 2.212%),
07/15/2034 5,858,304
0.3
7,470,000
(1)(2)
Octagon Investment
Partners 31 Ltd.
2017-1A CR, 7.727%,
(TSFR3M + 2.312%),
07/20/2030 7,467,333
0.4
4,500,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.705%,
(TSFR3M + 2.312%),
07/15/2029 4,488,214
0.3
600,000
(1)(2)
Octagon Investment
Partners 33 Ltd.
2017-1A B, 7.527%,
(TSFR3M + 2.112%),
01/20/2031 591,919
0.0
4,500,000
(1)(2)
Octagon Investment
Partners XIV Ltd.
2012-1A BRR, 7.755%,
(TSFR3M + 2.362%),
07/15/2029 4,433,116
0.3
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.558%, (TSFR3M +
2.162%),
07/19/2035 1,495,030
0.1
4,250,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
C, 8.029%, (TSFR3M +
2.662%),
05/20/2029 4,214,606
0.2
82,536
(1)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.526%,
01/25/2036 81,085
0.0
2,370,375
(2)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 2,268,500
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,710,000
(1)(2)
Rad CLO 1 Ltd.
2018-1A CR, 7.405%,
(TSFR3M + 2.012%),
07/15/2031 $ 1,699,195
0.1
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 7.424%,
(TSFR3M + 2.012%),
04/23/2034 1,567,773
0.1
1,100,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 7.427%,
(TSFR3M + 2.012%),
04/20/2034 1,078,414
0.1
2,050,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 7.577%,
(TSFR3M + 2.162%),
04/20/2034 2,040,316
0.1
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.805%,
(TSFR3M + 2.412%),
01/15/2032 3,198,802
0.2
674,486
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 673,715
0.0
1,885,000
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,783,485
0.1
824,784
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 780,771
0.0
3,080,094
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,762,167
0.2
1,359,913
(2)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 1,312,713
0.1
4,539,950
(2)
Sunnova Sol Issuer LLC
2020-1A A, 3.350%,
02/01/2055 3,970,661
0.2
1,761,563
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,682,061
0.1
3,405,928
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 3,124,922
0.2
5,487,177
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 5,033,468
0.3
1,047,750
(2)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 1,022,957
0.1
1,000,000
(1)(2)
TCI-Flatiron Clo Ltd.
2017-1A C, 7.481%,
(TSFR3M + 2.112%),
11/18/2030 997,129
0.1
2,250,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.402%,
(TSFR3M + 2.012%),
01/29/2032 2,225,943
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,100,000
(1)(2)
TCW CLO Ltd. 2021-1A
C, 7.577%, (TSFR3M +
2.162%),
03/18/2034 $ 3,030,430
0.2
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 7.527%,
(TSFR3M + 2.112%),
04/20/2031 1,490,601
0.1
1,002,681
(2)
Upstart Securitization
Trust 2023-1 A,
6.590%,
02/20/2033 1,004,054
0.1
1,217,260
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,134,778
0.1
3,059,945
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 2,930,275
0.2
2,000,000
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.607%,
(TSFR3M + 2.212%),
07/18/2031 1,945,516
0.1
200,678,976
11.7
Student Loan Asset-Backed Securities : 1.1%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 55,070
0.0
213,861
(2)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 195,365
0.0
519,512
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 422,377
0.0
1,092,294
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 1,040,196
0.1
3,233,013
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 3,012,388
0.2
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,486,274
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 943,779
0.1
1,000,000
(1)(2)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 937,134
0.1
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,765,247
0.1
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,528,818
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,000,000
(2)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 $ 925,448
0.0
1,000,000
(2)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 912,930
0.0
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,472,156
0.2
19,697,182
1.1
Total Asset-Backed
Securities
(Cost $245,980,139)
236,153,911
13.7
BANK LOANS : 7.6%
Aerospace & Defense : 0.1%
149,625  Barnes Group Inc,
Term Loan B, 8.882%,
(US0006M+3.000%),
08/09/2030 150,233
0.0
139,300  Dynasty Acquisition
Co., Inc., 2023 Term
Loan B1, 9.882%,
(US0006M+4.000%),
08/24/2028 139,787
0.0
59,700  Dynasty Acquisition
Co., Inc., 2023 Term
Loan B2, 9.882%,
(US0006M+4.000%),
08/24/2028 59,909
0.0
1,231,035  Peraton Corp., Term
Loan B, 8.953%,
(US0006M+3.750%),
02/01/2028 1,235,343
0.1
1,585,272
0.1
Air Transport : 0.2%
246,250  Air Canada, 2021
Term Loan B, 9.382%,
(US0006M+3.500%),
08/11/2028 247,306
0.0
276,810  LaserShip, Inc., 2021
Term Loan, 9.693%,
(US0006M+4.500%),
05/07/2028 254,896
0.0
350,000  Savage Enterprises
LLC, 2021 Term
Loan B, 8.606%,
(TSFR1M+3.250%),
09/15/2028 351,449
0.0
1,172,789  United Airlines,
Inc., 2021 Term
Loan B, 9.292%,
(US0006M+3.750%),
04/21/2028 1,178,506
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Air Transport: (continued)
461,473  Worldwide Express
Operations, LLC,
2021 1st Lien Term
Loan, 9.504%,
(TSFR3M+4.000%),
07/26/2028 $ 453,505
0.1
170,000  Worldwide Express
Operations, LLC,
2021 2nd Lien Term
Loan, 12.504%,
(TSFR3M+7.000%),
07/26/2029 146,200
0.0
2,631,862
0.2
Auto Components : 0.1%
633,503  American Axle and
Manufacturing,
Inc., 2022 Term
Loan B, 9.382%,
(US0006M+3.500%),
12/13/2029 636,670
0.1
522,929  Holley Purchaser,
Inc., 2021 Term
Loan, 9.184%,
(US0006M+3.750%),
11/17/2028 505,280
0.0
322,575  RC Buyer, Inc., 2021
Term Loan, 9.004%,
(US0006M+3.500%),
07/28/2028 320,962
0.0
297,545  RealTruck Group,
Inc., 2021 Term
Loan B, 8.967%,
(US0006M+3.750%),
01/31/2028 294,616
0.0
1,757,528
0.1
Automotive : 0.1%
895,929  Belron Finance US
LLC, 2021 USD Term
Loan B, 7.800%,
(US0006M+2.425%),
04/13/2028 898,505
0.1
487,310  Bombardier
Recreational
Products, Inc., 2020
Term Loan, 7.203%,
(US0006M+2.000%),
05/24/2027 485,439
0.0
134,592  IXS Holdings, Inc., 2020
Term Loan B, 9.479%,
(US0006M+4.250%),
03/05/2027 116,338
0.0
325,582  MajorDrive Holdings
IV LLC, Term
Loan B, 9.500%,
(US0006M+4.000%),
06/01/2028 325,175
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Automotive: (continued)
217,650  Wand NewCo 3,
Inc., 2020 Term
Loan, 7.413%,
(US0006M+2.750%),
02/05/2026 $ 218,413
0.0
2,043,870
0.1
Basic Materials : 0.1%
199,500  Arsenal AIC
Parent LLC, Term
Loan, 10.382%,
(US0006M+4.500%),
08/19/2030 200,581
0.0
150,000  Element Solutions
Inc., 2023 Term
Loan B, 8.800%,
(TSFR3M+4.500%),
12/15/2030 150,581
0.0
497,500  INEOS Quattro
Holdings UK Ltd,
2023 USD Term
Loan, 9.632%,
(US0006M+3.750%),
03/14/2030 483,819
0.0
143,138  IRIS Holdings Inc.,
Term Loan, 9.895%,
(US0006M+4.750%),
06/28/2028 132,402
0.0
601,975  Starfruit Finco B.V, 2023
Term Loan B, 8.990%,
(US0006M+4.000%),
04/03/2028 604,910
0.1
363,673  U.S. Silica Company,
2023 Term Loan
B, 9.953%,
(US0006M+4.750%),
03/25/2030 364,854
0.0
1,937,147
0.1
Building & Development : 0.1%
497,442  Cornerstone Building
Brands, Inc., 2021
Term Loan B, 9.132%,
(US0006M+3.250%),
04/12/2028 498,453
0.1
248,723  LBM Acquisition LLC,
Term Loan B, 9.632%,
(US0006M+3.750%),
12/17/2027 246,547
0.0
289,173  LHS Borrower,
LLC, 2022 Term
Loan B, 9.953%,
(US0006M+4.750%),
02/16/2029 262,907
0.0
442,435  Standard Industries
Inc., 2021 Term
Loan B, 7.692%,
(US0006M+2.500%),
09/22/2028 443,896
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Building & Development: (continued)
248,721  Wilsonart LLC, 2021
Term Loan E, 9.132%,
(US0006M+3.250%),
12/31/2026 $ 249,518
0.0
1,701,321
0.1
Business Equipment & Services : 0.1%
171,150  Ensono, LP, 2021
Term Loan, 9.288%,
(US0006M+4.000%),
05/26/2028 165,331
0.0
750,000  Garda World Security
Corporation, 2021
Term Loan B, 9.427%,
(US0006M+4.250%),
10/30/2026 752,285
0.0
794,645  Open Text
Corporation, 2023
Term Loan B, 8.632%,
(US0006M+2.750%),
01/31/2030 796,419
0.1
1,043  West Corporation, 2023
Term Loan B3, 9.882%,
(US0006M+4.000%),
10/10/2024 997
0.0
1,715,032
0.1
Chemicals & Plastics : 0.2%
534,226  Charter NEX US,
Inc., 2021 Term
Loan, 8.967%,
(US0006M+3.750%),
12/01/2027 536,480
0.1
99,491  GEON Performance
Solutions, LLC, 2021
Term Loan, 10.382%,
(US0006M+4.500%),
08/18/2028 99,367
0.0
416,945  Ineos US Finance
LLC, 2021 USD Term
Loan B, 7.584%,
(US0006M+2.500%),
11/08/2028 416,945
0.0
366,590  Lonza Group AG, USD
Term Loan B, 9.267%,
(US0006M+3.925%),
07/03/2028 333,826
0.0
692,045  LSF11 A5 Holdco LLC,
Term Loan, 8.717%,
(US0006M+3.500%),
10/15/2028 692,911
0.1
149,239  Olympus Water US
Holding Corporation,
2021 USD Term
Loan B, 9.632%,
(US0006M+3.750%),
11/09/2028 149,155
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Chemicals & Plastics: (continued)
457,594  PQ Corporation, 2021
Term Loan B, 7.645%,
(US0006M+2.500%),
06/09/2028 $ 458,738
0.0
2,687,422
0.2
Clothing/Textiles : 0.0%
263,675  Samsonite International
S.A., 2023 Term
Loan, 7.826%,
(US0006M+2.750%),
06/10/2030 264,554
0.0
Commodities : 0.2%
487,277  American Builders &
Contractors Supply
Co., Inc., 2019
Term Loan, 7.203%,
(US0006M+2.000%),
01/15/2027 488,883
0.0
584,514  Core & Main LP, 2021
Term Loan B, 7.686%,
(US0006M+2.500%),
08/01/2024 585,519
0.0
426,829  Foundation Building
Materials Holding
Company LLC, 2021
Term Loan, 8.523%,
(US0006M+3.250%),
01/31/2028 425,984
0.0
695,000  Setanta Aircraft
Leasing Designated
Activity Company,
Term Loan B, 7.538%,
(US0006M+2.000%),
11/05/2028 698,102
0.1
431,683  Specialty Building
Products Holdings,
LLC, 2021 Term
Loan B, 8.443%,
(US0006M+3.750%),
10/15/2028 431,503
0.0
249,362  SRS Distribution
Inc., 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
06/04/2028 249,799
0.0
790,532  White Cap Buyer LLC,
Term Loan B, 8.853%,
(US0006M+3.750%),
10/19/2027 793,298
0.1
174,560  Windsor Holdings
III, LLC, USD Term
Loan B, 9.580%,
(TSFR1M+4.500%),
08/01/2030 176,025
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Commodities: (continued)
324,458  Yak Access, LLC, 2023
Term Loan, 11.815%,
(TSFR3M+6.400%),
03/10/2028 $ 295,257
0.0
4,144,370
0.2
Communications : 0.2%
368,762  AP Core Holdings II,
LLC, Amortization Term
Loan B1, 10.693%,
(US0006M+5.500%),
09/01/2027 361,733
0.0
841,214  Charter
Communications
Operating, LLC, 2019
Term Loan B2, 6.795%,
(US0006M+1.750%),
02/01/2027 841,883
0.1
151,868  CommScope, Inc., 2019
Term Loan B, 8.443%,
(US0006M+3.250%),
04/06/2026 136,033
0.0
443,625  Crown Subsea
Communications
Holding,Inc., 2023
Incremental Term
Loan, 10.525%,
(US0006M+5.250%),
04/27/2027 446,536
0.0
209,668  Global Tel*Link
Corporation, 2018
1st Lien Term
Loan, 9.453%,
(US0006M+4.250%),
11/29/2025 200,516
0.0
828,840  Go Daddy Operating
Company, LLC, 2022
Term Loan B5, 8.103%,
(US0006M+2.500%),
11/09/2029 832,577
0.1
250,000  I-Logic Technologies
Bidco Limited,
2021 USD Term
Loan B, 9.882%,
(US0006M+4.000%),
02/16/2028 250,273
0.0
391,484  Uber Technologies,
Inc., 2023 Term
Loan B, 8.014%,
(US0006M+2.750%),
03/03/2030 392,979
0.0
259,350  WeddingWire,
Inc., 2023 Term
Loan, 9.922%,
(TSFR3M+4.500%),
01/29/2028 259,350
0.0
3,721,880
0.2
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical : 0.3%
500,000  84 Lumber Company,
2023 Term Loan
B, 8.206%,
(TSFR1M+2.750%),
12/02/2030 $ 502,500
0.0
363,164  Ascend Learning,
LLC, 2021 Term
Loan, 8.584%,
(US0006M+3.500%),
12/10/2028 357,575
0.0
362,874  BIFM CA Buyer Inc.,
Term Loan B, 8.717%,
(US0006M+3.500%),
06/01/2026 363,611
0.0
518,576  Cengage Learning,
Inc., 2021 Term
Loan B, 9.880%,
(US0006M+4.750%),
07/14/2026 520,874
0.0
826,928  Clarios Global LP,
2023 Incremental
Term Loan, 8.853%,
(US0006M+3.750%),
05/06/2030 829,512
0.1
750,000  Delta 2 (LUX)
S.a.r.l., 2022 Term
Loan B, 7.598%,
(TSFR3M+2.250%),
01/15/2030 752,578
0.1
665,000  Flutter Entertainment
PLC, Term Loan
B, 7.698%,
(TSFR3M+2.250%),
11/16/2030 667,355
0.1
420,752  GVC Holdings
(Gibraltar) Limited,
2022 USD Term
Loan B2, 8.437%,
(US0006M+3.500%),
10/31/2029 422,015
0.0
290,000  Hilton Domestic
Operating Company,
Inc., 2023 Term
Loan B4, 7.457%,
(TSFR1M+2.000%),
11/08/2030 291,217
0.0
300,000  Homeserve USA
Holding Corp, Term
Loan, 8.358%,
(TSFR1M+3.000%),
10/21/2030 300,250
0.0
80,000  RealTruck Group,
Inc., 2023 Incremental
Term Loan, 10.882%,
(US0006M+5.000%),
01/31/2028 79,050
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
293,239  Stars Group Holdings
B.V. (The), 2022 USD
Term Loan B, 8.489%,
(US0006M+3.250%),
07/21/2028 $ 294,461
0.0
150,000  Thor Industries, Inc.,
2023 USD Term
Loan B2, 8.112%,
(TSFR1M+2.750%),
11/15/2030 150,750
0.0
5,531,748
0.3
Consumer, Non-cyclical : 0.4%
200,000  American Airlines,
Inc., 2023 1st Lien
Term Loan, 8.869%,
(TSFR3M+3.500%),
06/01/2029 200,917
0.0
470,000  Avis Budget Car
Rental, LLC, 2023
Term Loan C, 8.456%,
(TSFR1M+3.000%),
03/16/2029 471,469
0.1
308,414  Bausch & Lomb
Corporation, Term
Loan, 8.592%,
(US0006M+3.250%),
05/10/2027 305,860
0.0
150,000  Ceva Sante Animale,
2023 USD Term
Loan B, 9.616%,
(TSFR3M+4.250%),
11/11/2030 150,937
0.0
461,513  Covetrus, Inc., Term
Loan, 10.242%,
(US0006M+5.000%),
10/13/2029 461,686
0.1
64,674  Fugue Finance B.V.,
2023 USD Term
Loan B, 9.388%,
(TSFR3M+4.000%),
01/31/2028 65,045
0.0
209,055  Hertz Corporation,
(The), 2021 Term
Loan B, 8.720%,
(TSFR1M+3.250%),
06/30/2028 208,741
0.0
40,409  Hertz Corporation,
(The), 2021 Term
Loan C, 8.720%,
(TSFR1M+3.250%),
06/30/2028 40,348
0.0
175,000  Hertz Corporation,
(The), 2023 Incremental
Term Loan B, 9.108%,
(TSFR1M+3.750%),
06/30/2028 174,934
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
325,000  IQVIA Inc., 2023 USD
Term Loan B4, 7.348%,
(TSFR3M+2.000%),
01/02/2031 $ 326,335
0.0
273,626  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(US0006M+3.500%),
02/08/2028 272,885
0.0
384,038  KUEHG Corp., 2023
Term Loan, 10.239%,
(US0006M+5.000%),
06/12/2030 386,026
0.0
422,208  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 12.132%,
(US0006M+6.250%),
03/06/2028 414,116
0.0
250,000  Organon & Co, USD
Term Loan, 8.472%,
(TSFR1M+3.000%),
06/02/2028 250,938
0.0
315,000  Prime Security Services
Borrower, LLC, 2023
Term Loan B, 7.841%,
(TSFR1M+2.500%),
10/14/2030 316,137
0.0
150,000  R1 RCM, Inc., 2023
Incremental Term
Loan B, 8.800%,
(TSFR3M+4.500%),
06/21/2029 150,000
0.0
25,238
(8)
Ryan, LLC,
Delayed Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/08/2030 25,364
0.0
239,762  Ryan, LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/08/2030 240,961
0.0
266,858  Sabre GLBL Inc.,
2022 1st Lien Term
Loan B, 10.203%,
(US0006M+5.000%),
06/30/2028 238,838
0.0
265,000  Spring Education
Group, Inc, Term
Loan, 9.799%,
(TSFR3M+4.500%),
10/04/2030 265,894
0.0
668,250  Sunshine Investments
B.V., 2022 USD
Term Loan, 9.336%,
(US0006M+4.250%),
07/12/2029 669,364
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
732,544  Surgery Center
Holdings, Inc., 2023
Term Loan, 8.856%,
(TSFR1M+3.500%),
12/04/2030 $ 736,518
0.1
249,357  TruGreen Limited
Partnership, 2020
Term Loan, 8.800%,
(TSFR3M+4.500%),
11/02/2027 241,643
0.0
6,614,956
0.4
Containers & Glass Products : 0.2%
330,758  Altium Packaging
LLC, 2021 Term
Loan B, 7.943%,
(US0006M+2.750%),
02/03/2028 331,559
0.0
620,550  Clydesdale Acquisition
Holdings Inc, Term
Loan B, 9.378%,
(US0006M+4.175%),
04/13/2029 624,322
0.1
170,415  Plastipak Packaging,
Inc., 2021 Term
Loan B, 7.750%,
(US0006M+2.500%),
12/01/2028 170,749
0.0
248,718  Plaze, Inc., 2020
Incremental Term
Loan, 9.632%,
(US0006M+3.750%),
08/03/2026 242,655
0.0
158,806  Pretium Packaging,
LLC, First Out Term
Loan A, 10.395%,
(TSFR3M+5.000%),
10/02/2028 156,027
0.0
205,000  Pretium PKG Holdings,
Inc., 2021 2nd Lien
Term Loan, 12.116%,
(US0006M+6.750%),
10/01/2029 83,708
0.0
548,155  Pro Mach Group,
Inc., 2021 Term
Loan B, 9.193%,
(US0006M+4.000%),
08/31/2028 550,588
0.0
44  Proampac PG
Borrower LLC, 2020
Term Loan, 8.977%,
(US0006M+3.750%),
11/03/2025 44
0.0
290,000  Proampac PG
Borrower LLC, 2023
Term Loan, 10.382%,
(US0006M+4.500%),
09/15/2028 290,846
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Containers & Glass Products: (continued)
430,156  Reynolds Consumer
Products LLC, Term
Loan, 6.834%,
(US0006M+1.750%),
02/04/2027 $ 431,403
0.0
590,618  Reynolds Group
Holdings Inc., 2021
Term Loan B, 8.467%,
(US0006M+3.250%),
09/25/2028 592,833
0.1
232,059  TricorBraun Holdings,
Inc., 2021 Term
Loan, 8.467%,
(US0006M+3.250%),
03/03/2028 230,915
0.0
361,013  Trident TPI Holdings,
Inc., 2021 Term
Loan B3, 9.538%,
(US0006M+4.000%),
09/15/2028 360,923
0.0
4,066,572
0.2
Electronics/Electrical : 0.1%
248,111  Altar Bidco, Inc., 2021
Term Loan, 8.142%,
(SOFRRATE+3.100%),
02/01/2029 248,049
0.0
377,796  Chamberlain Group Inc,
Term Loan B, 8.453%,
(US0006M+3.250%),
11/03/2028 377,324
0.0
199,116  Creation Technologies
Inc., 2021 Term
Loan, 10.723%,
(US0006M+5.500%),
10/05/2028 194,138
0.0
160,000  DG Investment
Intermediate Holdings
2, Inc., 2021 2nd Lien
Term Loan, 11.967%,
(US0006M+6.750%),
03/30/2029 144,400
0.0
445,789  DG Investment
Intermediate Holdings
2, Inc., 2021 Term
Loan, 8.967%,
(US0006M+3.750%),
03/31/2028 442,771
0.0
324,708  II-VI Incorporated, 2022
Term Loan B, 7.967%,
(US0006M+2.750%),
07/02/2029 326,534
0.0
488,149  Illuminate Merger
Sub Corp., 1st Lien
Term Loan, 8.476%,
(US0006M+3.000%),
07/21/2028 485,911
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Electronics/Electrical: (continued)
99,192  Project Boost
Purchaser, LLC, 2019
Term Loan B, 9.382%,
(US0006M+3.500%),
05/30/2026 $ 99,406
0.0
149,231  Weld North Education,
LLC, 2021 Term
Loan B, 9.632%,
(US0006M+3.750%),
12/21/2027 149,399
0.0
2,467,932
0.1
Energy : 0.1%
401,963  Brazos Delaware
II, LLC, 2023 Term
Loan B, 8.896%,
(US0006M+3.750%),
02/11/2030 403,386
0.0
179,912  GIP III Stetson I,
L.P, 2023 Term
Loan B, 9.706%,
(TSFR1M+4.250%),
10/05/2028 180,384
0.0
200,000  NorthRiver Midstream
Finance LP, 2023 USD
Term Loan B, 8.395%,
(TSFR3M+3.000%),
08/16/2030 200,639
0.0
621,081  Oryx Midstream
Services Permian Basin
LLC, 2023 Incremental
Term Loan, 8.539%,
(US0006M+3.250%),
10/05/2028 623,488
0.1
1,407,897
0.1
Equipment Leasing : 0.0%
79,449  Rent-A-Center, Inc.,
2021 First Lien Term
Loan B, 8.563%,
(US0006M+3.250%),
02/17/2028 79,622
0.0
Financial : 0.5%
564,829  Alliant Holdings
Intermediate, LLC, 2023
Term Loan B6, 8.865%,
(TSFR3M+3.500%),
01/06/2031 568,045
0.1
232,030  AmWINS Group, Inc.,
2023 Incremental
Term Loan B, 7.834%,
(US0006M+2.750%),
02/21/2028 232,983
0.0
290,000  AqGen Ascensus,
Inc., 2021 2nd Lien
Term Loan, 11.688%,
(US0006M+6.500%),
08/02/2029 280,031
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
514,645  AqGen Island
Holdings, Inc., Term
Loan, 8.693%,
(US0006M+3.500%),
08/02/2028 $ 514,645
0.0
170,000  Aragorn Parent
Corporation, Term
Loan, 8.800%,
(TSFR3M+4.500%),
12/07/2028 169,575
0.0
383,933  Aretec Group, Inc.,
2023 Incremental
Term Loan, 9.956%,
(TSFR1M+4.500%),
08/09/2030 384,353
0.0
557,175  Castlelake Aviation
Limited, Term
Loan B, 8.302%,
(US0006M+2.750%),
10/22/2026 559,016
0.1
678,130  Citadel Securities
LP, 2023 Term
Loan B, 8.382%,
(US0006M+2.500%),
07/29/2030 680,207
0.1
505,000  Cushman & Wakefield
U.S. Borrower,
LLC, 2023 Term
Loan B, 9.882%,
(US0006M+4.000%),
01/31/2030 505,631
0.0
533,654  Edelman Financial
Center, LLC, 2021
Term Loan B, 8.943%,
(US0006M+3.500%),
05/23/2025 534,358
0.0
132,023  Focus Financial
Partners, LLC, 2021
Term Loan B4, 7.603%,
(US0006M+2.500%),
06/30/2028 132,270
0.0
169,575  Focus Financial
Partners, LLC, 2023
Term Loan B6, 8.580%,
(US0006M+3.500%),
06/30/2028 170,193
0.0
300,000  GTCR W Merger
Sub LLC, USD Term
Loan B, 8.299%,
(TSFR3M+3.000%),
09/20/2030 301,241
0.0
254,082  HighTower Holdings
LLC, 2021 Term
Loan B, 9.150%,
(US0006M+4.000%),
04/21/2028 253,553
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
149,623  Howden Group
Holdings Ltd, 2023 USD
Term Loan B, 9.356%,
(TSFR1M+4.000%),
04/18/2030 $ 150,138
0.0
990,000  HUB International
Limited, 2022 Term
Loan B, 9.072%,
(US0006M+4.000%),
11/09/2029 995,104
0.1
560,553  Jane Street Group,
LLC, 2021 Term
Loan, 7.967%,
(US0006M+2.750%),
01/26/2028 564,407
0.1
208,425  RHP Hotel Properties,
LP, 2023 Term
Loan B, 7.853%,
(US0006M+2.750%),
05/18/2030 209,011
0.0
495,000  USI, Inc., 2022
Incremental Term
Loan, 8.992%,
(US0006M+3.750%),
11/22/2029 496,547
0.0
357,369  VFH Parent LLC, 2022
Term Loan B, 8.189%,
(US0006M+3.000%),
01/13/2029 358,597
0.0
228,275  Walker & Dunlop,
Inc., 2023 Incremental
Term Loan B, 8.203%,
(US0006M+3.000%),
12/16/2028 228,275
0.0
8,288,180
0.5
Financial Intermediaries : 0.1%
767,651  Advisor Group,
Inc., 2023 Term
Loan B, 10.382%,
(US0006M+4.500%),
08/17/2028 771,057
0.1
Food Products : 0.1%
481,013  8th Avenue Food
& Provisions, Inc.,
2018 1st Lien Term
Loan, 8.967%,
(US0006M+3.750%),
10/01/2025 463,376
0.0
674,475  8th Avenue Food
& Provisions, Inc.,
2021 Incremental
Term Loan, 9.834%,
(US0006M+4.750%),
10/01/2025 650,868
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Food Products: (continued)
74,619  BCPE North Star
US HoldCo 2, Inc.,
Term Loan, 9.882%,
(US0006M+4.000%),
06/09/2028 $ 67,343
0.0
152,852  CHG PPC Parent
LLC, 2021 Term
Loan, 8.239%,
(US0006M+3.000%),
12/08/2028 153,234
0.0
150,000  Chobani, LLC,
2023 Incremental
Term Loan, 9.112%,
(TSFR3M+3.750%),
10/25/2027 150,375
0.0
400,833  IRB Holding Corp, 2022
Term Loan B, 8.203%,
(US0006M+3.000%),
12/15/2027 401,926
0.0
467,875  Primary Products
Finance LLC, Term
Loan, 9.040%,
(US0006M+4.000%),
03/31/2029 469,410
0.0
2,356,532
0.1
Food/Drug Retailers : 0.0%
655,408  US Foods, Inc., 2019
Term Loan B, 7.193%,
(US0006M+2.000%),
09/13/2026 657,267
0.0
Health Care : 0.5%
248,236  Accelerated Health
Systems, LLC, 2022
Term Loan B, 9.642%,
(US0006M+4.250%),
02/15/2029 209,863
0.0
285,427  Amneal
Pharmaceuticals
LLC, 2018 Term
Loan B, 8.584%,
(US0006M+3.500%),
05/05/2025 281,622
0.0
747,690  Athenahealth Group,
Inc., 2022 Term
Loan B, 8.589%,
(US0006M+3.250%),
02/15/2029 746,133
0.1
713,575  CHG Healthcare
Services Inc., 2021
Term Loan, 8.443%,
(US0006M+3.250%),
09/30/2028 715,607
0.1
149,241  Embecta Corp, Term
Loan B, 8.882%,
(US0006M+3.000%),
03/30/2029 146,769
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
289,949  Gloves Buyer,
Inc., 2021 Term
Loan, 9.217%,
(US0006M+4.000%),
12/29/2027 $ 288,499
0.0
432,353  Hunter Holdco 3
Limited, USD Term
Loan B, 9.592%,
(US0006M+4.250%),
08/19/2028 432,083
0.0
243,889  ICON Luxembourg
S.A.R.L., LUX Term
Loan, 7.754%,
(US0006M+2.250%),
07/03/2028 245,142
0.0
150,000  IVC Acquisition Ltd,
2023 USD Term
Loan B, 8.800%,
(TSFR3M+4.500%),
11/16/2028 150,844
0.0
985,566  Jazz Financing Lux
S.a.r.l., USD Term
Loan, 8.864%,
(US0006M+3.500%),
05/05/2028 991,418
0.1
540,817  Medical Solutions
Holdings, Inc.,
2021 1st Lien Term
Loan, 8.614%,
(US0006M+3.250%),
11/01/2028 502,689
0.0
1,038,969  Medline Borrower,
LP, USD Term
Loan B, 8.353%,
(US0006M+3.250%),
10/21/2028 1,044,228
0.1
248,728  MPH Acquisition
Holdings LLC, 2021
Term Loan B, 10.132%,
(US0006M+4.250%),
09/01/2028 240,133
0.0
150,000  National Mentor
Holdings, Inc.,
2021 2nd Lien Term
Loan, 12.592%,
(US0006M+7.250%),
03/02/2029 114,000
0.0
540,888  National Mentor
Holdings, Inc., 2021
Term Loan, 8.981%,
(US0006M+3.750%),
03/02/2028 490,277
0.0
23,743  National Mentor
Holdings, Inc., 2021
Term Loan C, 9.092%,
(US0006M+3.750%),
03/02/2028 21,522
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
248,724  Pacific Dental
Services, LLC, 2021
Term Loan, 8.704%,
(US0006M+3.500%),
05/05/2028 $ 249,295
0.0
60,765  PRA Health
Sciences, Inc., US
Term Loan, 7.754%,
(US0006M+2.250%),
07/03/2028 61,077
0.0
497,500  Select Medical
Corporation, 2023
Term Loan B1, 8.882%,
(US0006M+3.000%),
03/08/2027 498,433
0.0
635,000  Sotera Health
Holdings, LLC, 2021
Term Loan, 8.023%,
(US0006M+2.750%),
12/11/2026 635,000
0.0
195,000  Star Parent, Inc.,
Term Loan B, 9.882%,
(US0006M+4.000%),
09/27/2030 193,720
0.0
713,797  Verscend Holding
Corp., 2021 Term
Loan B, 9.217%,
(US0006M+4.000%),
08/27/2025 715,692
0.1
8,974,046
0.5
Home Furnishings : 0.1%
651,231  APX Group, Inc., 2021
Term Loan B, 8.461%,
(US0006M+3.250%),
07/10/2028 652,605
0.1
243,251  Restoration
Hardware, Inc., Term
Loan B, 7.693%,
(US0006M+2.500%),
10/20/2028 237,474
0.0
259,123  Weber-Stephen
Products LLC, Term
Loan B, 8.467%,
(US0006M+3.250%),
10/30/2027 228,288
0.0
1,118,367
0.1
Industrial : 0.6%
254,204  ADS Tactical, Inc., 2021
Term Loan B, 10.943%,
(US0006M+5.750%),
03/19/2026 251,662
0.0
206,378  AlixPartners, LLP,
2021 USD Term
Loan B, 7.717%,
(US0006M+2.750%),
02/04/2028 207,066
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
413,343  Allied Universal
Holdco LLC, 2021
USD Incremental
Term Loan B, 8.953%,
(US0006M+3.750%),
05/14/2028 $ 411,599
0.0
517,130  Amentum Government
Services Holdings
LLC, 2022 Term
Loan, 9.147%,
(US0006M+4.000%),
02/15/2029 518,423
0.1
149,250  Aramark Services,
Inc., 2023 Term
Loan B6, 7.717%,
(US0006M+2.500%),
06/22/2030 149,786
0.0
520,000  Belfor Holdings Inc.,
2023 USD Term
Loan B, 9.106%,
(TSFR1M+3.750%),
10/25/2030 523,250
0.1
818,312  Berry Global, Inc., 2023
Term Loan AA, 7.222%,
(TSFR1M+1.750%),
07/01/2029 820,081
0.1
355,368  Chart Industries,
Inc., 2023 Term
Loan, 8.691%,
(TSFR1M+3.250%),
03/18/2030 357,145
0.0
248,711  Deerfield Dakota
Holding, LLC,
2020 USD Term
Loan B, 9.632%,
(US0006M+3.750%),
04/09/2027 247,157
0.0
258,160  Emrld Borrower LP,
Term Loan B, 8.264%,
(US0006M+3.000%),
05/06/2030 259,244
0.0
335  Foley Products
Company, LLC, 2021
Term Loan, 10.142%,
(US0006M+4.750%),
12/29/2028 336
0.0
225,734  Garda World Security
Corporation, 2022
Term Loan B, 9.327%,
(US0006M+4.250%),
02/01/2029 226,251
0.0
498,750  GFL Environmental
Inc., 2023 First Lien
Term Loan, 8.800%,
(TSFR3M+4.500%),
05/31/2027 501,088
0.0
789,973  Ingram Micro Inc., 2023
Term Loan, 8.610%,
(TSFR3M+3.000%),
07/02/2028 793,429
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
181,440  LSF11 Trinity Bidco,
Inc., 2023 Term
Loan, 9.358%,
(TSFR1M+4.000%),
06/14/2030 $ 182,801
0.0
200,000  NCR Atleos LLC, Term
Loan B, 10.632%,
(US0006M+4.750%),
03/27/2029 199,688
0.0
75,000  Pre-Paid Legal
Services, Inc., 2021
2nd Lien Term
Loan, 12.193%,
(US0006M+7.000%),
12/14/2029 68,625
0.0
347,310  Pre-Paid Legal
Services, Inc., 2021
Term Loan, 8.943%,
(US0006M+3.500%),
12/15/2028 345,139
0.0
633,713  Pretium Packaging,
LLC, Second Out Term
Loan A1, 9.995%,
(TSFR3M+4.600%),
10/02/2028 501,161
0.0
494,962  Quikrete Holdings,
Inc., 2023 Term
Loan B, 8.220%,
(TSFR1M+2.750%),
03/18/2029 497,251
0.0
253,655  Rockwood Service
Corporation, 2020
Term Loan, 9.882%,
(US0006M+4.000%),
01/23/2027 254,645
0.0
230,209  Smyrna Ready Mix
Concrete, LLC, 2023
Term Loan, 8.858%,
(TSFR1M+3.500%),
04/02/2029 230,785
0.0
293,183  St. George
Warehousing &
Trucking Co. of
California, Inc., 2022
Term Loan, 11.392%,
(US0006M+6.000%),
03/24/2028 212,557
0.0
310,000  Summit Materials LLC,
2023 Incremental
Term Loan B, 8.800%,
(TSFR3M+4.500%),
11/30/2028 311,162
0.0
485,562  Trans Union, LLC, 2019
Term Loan B5, 6.953%,
(US0006M+1.750%),
11/16/2026 486,748
0.0
878,363  Trans Union, LLC, 2021
Term Loan B6, 7.467%,
(US0006M+2.250%),
12/01/2028 882,049
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
742,500  TransDigm, Inc., 2022
Term Loan H, 8.492%,
(US0006M+3.250%),
02/22/2027 $ 746,599
0.1
265,133  Tutor Perini
Corporation, Term
Loan B, 10.254%,
(US0006M+4.750%),
08/18/2027 260,162
0.0
150,000  VT Topco, Inc., 2023
Term Loan B, 10.132%,
(US0006M+4.250%),
08/12/2030 150,952
0.0
10,596,841
0.6
Industrial Equipment : 0.3%
455,000  AI Aqua Merger Sub,
Inc., 2023 Incremental
Term Loan, 8.800%,
(TSFR3M+4.500%),
07/30/2028 457,559
0.0
284,200  Albion Financing 3
SARL, USD Term
Loan, 10.523%,
(US0006M+5.250%),
08/17/2026 286,332
0.0
444,456  Alliance Laundry
Systems LLC, Term
Loan B, 8.559%,
(US0006M+3.500%),
10/08/2027 446,462
0.0
130,459  American Trailer
World Corp., Term
Loan B, 8.855%,
(US0006M+3.750%),
03/03/2028 128,083
0.0
199,045  ASP Blade Holdings,
Inc, Initial Term
Loan, 9.882%,
(US0006M+4.000%),
10/13/2028 178,643
0.0
498,559  Clark Equipment
Company, 2022 Term
Loan B, 7.948%,
(TSFR3M+2.500%),
04/20/2029 500,325
0.0
518,075  Conair Holdings, LLC,
Term Loan B, 9.288%,
(US0006M+3.750%),
05/17/2028 509,440
0.1
411,888  Filtration Group
Corporation, 2023 USD
Term Loan, 9.326%,
(US0006M+4.250%),
10/21/2028 414,376
0.0
509,258  Gates Global LLC, 2021
Term Loan B3, 7.703%,
(US0006M+2.500%),
03/31/2027 510,821
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial Equipment: (continued)
150,000  LSF12 Badger
Bidco LLC, Term
Loan B, 11.882%,
(US0006M+6.000%),
08/30/2030 $ 150,187
0.0
490,875  Titan Acquisition
Limited, 2018 Term
Loan B, 8.731%,
(US0006M+3.000%),
03/28/2025 491,007
0.0
648,966  Vertical US Newco Inc,
Term Loan B, 8.602%,
(US0006M+3.500%),
07/30/2027 651,481
0.1
4,724,716
0.3
Insurance : 0.3%
540,398  Acrisure, LLC, 2020
Term Loan B, 8.693%,
(US0006M+3.500%),
02/15/2027 540,157
0.1
454,154  Acrisure, LLC, 2021
First Lien Term
Loan B, 9.428%,
(US0006M+4.250%),
02/15/2027 455,857
0.0
343,470  AssuredPartners,
Inc., 2020 Term
Loan B, 8.717%,
(US0006M+3.500%),
02/13/2027 344,580
0.0
225,548  AssuredPartners,
Inc., 2021 Term
Loan B, 8.584%,
(US0006M+3.500%),
02/12/2027 226,313
0.0
378,263  AssuredPartners,
Inc., 2022 Term
Loan, 8.603%,
(US0006M+3.500%),
02/13/2027 379,642
0.0
488,499  Broadstreet Partners,
Inc., 2020 Term
Loan B, 7.943%,
(US0006M+3.000%),
01/27/2027 489,416
0.0
379,438  IMA Financial
Group, Inc., Term
Loan, 9.221%,
(TSFR1M+3.750%),
10/16/2028 379,675
0.0
387,853  NFP Corp., 2020
Term Loan, 8.467%,
(US0006M+3.250%),
01/08/2024 390,398
0.0
648,310  OneDigital Borrower
LLC, 2021 Term
Loan, 9.453%,
(US0006M+4.250%),
11/16/2027 648,715
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Insurance: (continued)
496,504  Ryan Specialty
Group, LLC, Term
Loan, 8.882%,
(US0006M+3.000%),
09/01/2027 $ 497,228
0.0
803,911  Sedgwick Claims
Management Services,
Inc., 2023 Term
Loan B, 8.853%,
(US0006M+3.750%),
02/24/2028 807,553
0.1
304,000  USI, Inc., 2023 Refi
Term Loan, 9.132%,
(US0006M+3.250%),
09/27/2030 304,950
0.0
5,464,484
0.3
Leisure Good/Activities/Movies : 0.2%
385,372  24 Hour Fitness
Worldwide, Inc.,
2021 Delayed Draw
Term Loan, 14.476%,
(US0006M+9.000%),
09/29/2025 317,932
0.0
431,343  24 Hour Fitness
Worldwide, Inc., 2021
Exit Delayed Draw
Term Loan, 17.655%,
(US0006M+14.000%),
09/30/2026 226,455
0.0
1,070,009  Alterra Mountain
Company, 2021
Series B-2 Consenting
Term Loan, 8.693%,
(US0006M+3.500%),
08/17/2028 1,073,520
0.1
303,211  Cinemark USA,
Inc., 2023 Term
Loan B, 8.834%,
(US0006M+3.750%),
05/24/2030 303,818
0.0
124,637  Fender Musical
Instruments
Corporation, 2021
Term Loan B, 9.882%,
(US0006M+4.000%),
12/01/2028 121,910
0.0
558,832  Hayward Industries,
Inc., 2021 Term
Loan, 7.967%,
(US0006M+2.750%),
05/30/2028 559,530
0.1
487,469  Playtika Holding
Corp, 2021 Term
Loan, 7.943%,
(US0006M+2.750%),
03/11/2028 487,804
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Leisure Good/Activities/Movies: (continued)
369,075  Renaissance Holding
Corp., 2023 Refi
Term Loan, 9.834%,
(US0006M+4.750%),
04/05/2030 $ 370,874
0.0
3,461,843
0.2
Lodging & Casinos : 0.3%
500,000  1011778 B.C. Unlimited
Liability Company, 2023
Term Loan B5, 8.132%,
(US0006M+2.250%),
09/20/2030 500,848
0.0
162,356  Bally's Corporation,
2021 Term Loan
B, 8.396%,
(US0006M+3.250%),
10/02/2028 154,421
0.0
149,241  Century Casinos,
Inc, 2022 Term
Loan, 11.882%,
(US0006M+6.000%),
04/02/2029 146,349
0.0
639,856  Fertitta Entertainment,
LLC, 2022 Term
Loan B, 9.103%,
(US0006M+4.000%),
01/27/2029 640,805
0.1
477,423  Flynn Restaurant
Group LP, 2021 Term
Loan B, 9.467%,
(US0006M+4.250%),
12/01/2028 480,466
0.0
253,725  Golden Entertainment,
Inc., 2023 Term
Loan B, 7.939%,
(US0006M+2.750%),
05/13/2030 254,042
0.0
730,657  Hilton Grand Vacations
Borrower LLC, 2021
Term Loan B, 8.239%,
(US0006M+3.000%),
08/02/2028 731,913
0.1
408,572  Scientific Games
Holdings LP, 2022 USD
Term Loan B, 8.421%,
(US0006M+3.500%),
04/04/2029 409,026
0.0
689,500  Scientific Games
International, Inc.,
2022 USD Term
Loan, 8.248%,
(US0006M+3.000%),
04/13/2029 692,247
0.1
487,213  Station Casinos
LLC, 2020 Term
Loan B, 7.450%,
(US0006M+2.250%),
02/08/2027 488,768
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Lodging & Casinos: (continued)
99,492  Whatabrands LLC, 2021
Term Loan B, 8.882%,
(US0006M+3.000%),
08/03/2028 $ 99,710
0.0
4,598,595
0.3
Mortgage REITs : 0.0%
149,221  Blackstone Mortgage
Trust, Inc., 2021 Term
Loan B2, 8.632%,
(US0006M+2.750%),
04/23/2026 147,728
0.0
Oil & Gas : 0.1%
155,000  GIP Pilot Acquisition
Partners LP, Term
Loan, 8.882%,
(US0006M+3.000%),
10/04/2030 155,355
0.0
204,480  Medallion Midland
Acquisition, LLC, 2023
Term Loan, 8.864%,
(TSFR3M+3.500%),
10/18/2028 205,502
0.0
546,949  TransMontaigne
Operating Company
L.P., Term Loan
B, 8.698%,
(US0006M+3.500%),
11/17/2028 545,980
0.0
598,184  Traverse Midstream
Partners LLC, 2017
Term Loan, 8.937%,
(US0006M+3.750%),
02/16/2028 599,399
0.1
1,506,236
0.1
Radio & Television : 0.2%
531,900  ABG Intermediate
Holdings 2 LLC, 2021
Term Loan B1, 8.703%,
(US0006M+3.500%),
12/21/2028 534,850
0.1
2,764,859  Diamond Sports Group,
LLC, 2022 2nd Lien
Term Loan, 8.330%,
(US0006M+5.250%),
08/24/2026 131,331
0.0
867,584  DirecTV Financing,
LLC, Term
Loan, 10.217%,
(US0006M+5.000%),
08/02/2027 870,837
0.1
248,726  Eagle Broadband
Investments LLC,
Term Loan, 8.882%,
(US0006M+3.000%),
11/12/2027 244,762
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Radio & Television: (continued)
497,462  Gray Television,
Inc., 2021 Term
Loan D, 8.882%,
(US0006M+3.000%),
12/01/2028 $ 494,525
0.0
248,741  Houghton Mifflin
Harcourt Publishing
Company, 2022
Term Loan, 11.132%,
(US0006M+5.250%),
04/07/2029 244,388
0.0
202,363  iHeartCommunications,
Inc., 2020 Term
Loan, 8.217%,
(US0006M+3.000%),
05/01/2026 175,423
0.0
199,497  Red Ventures,
LLC, 2023 Term
Loan B, 8.356%,
(TSFR1M+3.000%),
03/03/2030 199,273
0.0
215,000  Simon & Schuster Inc,
Term Loan B, 9.882%,
(US0006M+4.000%),
10/30/2030 215,941
0.0
149,242  Sinclair Television
Group Inc., 2022 Term
Loan B4, 9.632%,
(US0006M+3.750%),
04/23/2029 122,612
0.0
33,156  Sinclair Television
Group Inc., Term
Loan B2B, 8.382%,
(US0006M+2.500%),
09/30/2026 30,640
0.0
78,936  WideOpenWest
Finance LLC, 2021
Term Loan B, 8.080%,
(US0006M+3.000%),
12/20/2028 73,374
0.0
3,337,956
0.2
Rail Industries : 0.1%
731,013  Genesee & Wyoming
Inc. (New), Term
Loan, 7.342%,
(US0006M+2.000%),
12/30/2026 733,678
0.1
492,014  Kenan Advantage
Group, Inc., 2021 Term
Loan B1, 9.477%,
(US0006M+3.750%),
03/24/2026 491,443
0.0
155,000  XPO Logistics,
Inc., 2023 Term
Loan, 8.800%,
(TSFR3M+4.500%),
02/15/2031 155,387
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Rail Industries: (continued)
190,000  XPO Logistics,
Inc., 2023 Term
Loan B, 7.080%,
(TSFR1M+2.000%),
05/24/2028 $ 191,093
0.0
1,571,601
0.1
Retailers (Except Food & Drug) : 0.3%
606,290  Autokiniton US
Holdings, Inc., 2021
Term Loan B, 9.584%,
(US0006M+4.500%),
04/06/2028 609,510
0.1
161,733  CWGS Group,
LLC, 2021 Term
Loan B, 7.662%,
(US0006M+2.500%),
06/03/2028 158,510
0.0
369,930  Dealer Tire Financial,
LLC, Term Loan
B2, 9.603%,
(US0006M+4.500%),
12/14/2027 371,934
0.0
149,235  Empire Today,
LLC, 2021 Term
Loan B, 10.882%,
(US0006M+5.000%),
04/01/2028 117,243
0.0
384,063  Great Outdoors Group,
LLC, 2021 Term
Loan B1, 8.943%,
(US0006M+3.750%),
03/05/2028 384,612
0.0
898,432  Harbor Freight Tools
USA, Inc., 2021 Term
Loan B, 7.967%,
(US0006M+2.750%),
10/19/2027 898,636
0.1
190,646  Les Schwab Tire
Centers, Term
Loan B, 8.443%,
(US0006M+3.250%),
11/02/2027 190,924
0.0
426,386  Leslie's Poolmart,
Inc., 2021 Term
Loan B, 7.967%,
(US0006M+2.750%),
03/09/2028 421,352
0.0
153,554  Michaels Companies,
Inc., 2021 Term
Loan B, 9.754%,
(US0006M+4.250%),
04/15/2028 128,505
0.0
331,583  Petco Health and
Wellness Company,
Inc., 2021 Term
Loan B, 8.754%,
(US0006M+3.250%),
03/03/2028 314,693
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Retailers (Except Food & Drug): (continued)
816,213  Pilot Travel Centers
LLC, 2021 Term
Loan B, 7.203%,
(US0006M+2.000%),
08/04/2028 $ 819,320
0.1
223,390  RVR Dealership
Holdings, LLC, Term
Loan B, 8.971%,
(US0006M+3.750%),
02/08/2028 194,070
0.0
214,191  Staples, Inc., 7 Year
Term Loan, 10.299%,
(US0006M+5.000%),
04/12/2026 203,849
0.0
4,813,158
0.3
Technology : 1.0%
521,063  Applied Systems, Inc.,
2022 Extended 1st Lien
Term Loan, 9.742%,
(US0006M+4.500%),
09/18/2026 524,133
0.1
790,295  AppLovin Corporation,
2021 Term Loan
B, 8.203%,
(US0006M+3.100%),
10/25/2028 792,271
0.1
330,000  Asurion LLC, 2021
2nd Lien Term
Loan B3, 10.453%,
(US0006M+5.250%),
02/03/2028 315,288
0.0
723,275  Banff Merger Sub
Inc, 2023 USD
Term Loan, 9.875%,
(TSFR3M+4.500%),
12/29/2028 729,943
0.1
138,898  Blackhawk Network
Holdings, Inc,
2018 1st Lien Term
Loan, 8.264%,
(TSFR3M+2.750%),
06/15/2025 138,994
0.0
660,232  Bright Bidco B.V.,
2022 Exit Term
Loan, 14.045%,
(US0006M+8.000%),
10/31/2027 231,081
0.0
446,625  Cloud Software Group,
Inc., 2022 USD Term
Loan B, 9.842%,
(US0006M+4.500%),
03/30/2029 438,307
0.0
248,731  ConnectWise,
LLC, 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
09/29/2028 248,171
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
248,999  Constant Contact Inc,
Term Loan, 9.882%,
(US0006M+4.000%),
02/10/2028 $ 244,019
0.0
279,462  Cvent, Inc., 2023
Term Loan B, 9.004%,
(US0006M+3.750%),
06/17/2030 280,160
0.0
82,695  Cyxtera DC Holdings,
Inc., 2023 DIP Term
Loan, 13.793%,
(US0006M+8.614%),
02/07/2024 83,315
0.0
149,604  Cyxtera DC
Holdings, Inc., Term
Loan B, 8.068%,
(US0006M+2.000%),
05/01/2024 94,587
0.0
199,792  EagleView Technology
Corporation, 2018
Add On Term
Loan B, 8.800%,
(TSFR3M+4.500%),
08/14/2025 195,505
0.0
279,280  ECI Macola Max
Holding, LLC, 2020
Term Loan, 8.800%,
(TSFR3M+4.500%),
11/09/2027 279,734
0.0
683,748  Endure Digital Inc.,
Term Loan, 8.792%,
(US0006M+3.500%),
02/10/2028 671,675
0.1
530,000  Epicor Software
Corporation, 2023
Incremental Term
Loan, 9.632%,
(US0006M+3.750%),
07/30/2027 535,366
0.1
248,718  Gainwell Acquisition
Corp., Term
Loan B, 9.882%,
(US0006M+4.000%),
10/01/2027 242,500
0.0
216,414  GoTo Group, Inc.,
Term Loan B, 9.943%,
(US0006M+4.750%),
08/31/2027 144,348
0.0
1,025,282  Greeneden U.S.
Holdings II, LLC,
2020 USD Term
Loan B4, 9.193%,
(US0006M+4.000%),
12/01/2027 1,030,489
0.1
291,790  Helios Software
Holdings, Inc.,
2021 USD Term
Loan B, 8.989%,
(US0006M+3.750%),
03/11/2028 291,753
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
149,250  Idemia Group, 2023
USD Extended Term
Loan B4, 9.830%,
(US0006M+4.750%),
09/30/2028 $ 150,043
0.0
601,268  Informatica LLC,
2021 USD Term
Loan B, 8.000%,
(US0006M+2.750%),
10/27/2028 603,272
0.1
546,000  ION Trading Finance
Limited, 2021 USD
Term Loan, 10.288%,
(US0006M+4.750%),
04/03/2028 547,322
0.1
422,875  Ivanti Software,
Inc., 2021 Term
Loan B, 9.420%,
(US0006M+4.250%),
12/01/2027 402,821
0.0
112,563  KBR, Inc., 2020 Term
Loan B, 8.220%,
(TSFR1M+2.750%),
02/05/2027 113,020
0.0
453,605  Magenta Buyer LLC,
2021 USD 1st Lien
Term Loan, 10.030%,
(US0006M+5.000%),
07/27/2028 318,941
0.0
494,975  McAfee, LLC,
2022 USD Term
Loan B, 9.010%,
(US0006M+3.750%),
03/01/2029 494,279
0.0
280,000  MH Sub I, LLC,
2021 2nd Lien Term
Loan, 11.353%,
(US0006M+6.250%),
09/15/2025 263,130
0.0
357,124  Mitchell International,
Inc., 2021 Term
Loan B, 8.943%,
(US0006M+3.750%),
10/15/2028 357,749
0.0
195,000  Mosel Bidco SE, USD
Term Loan B, 10.632%,
(US0006M+4.750%),
09/16/2030 195,488
0.0
520,000  Nuvei Technologies
Corp., USD Term
Loan, 8.800%,
(TSFR3M+4.500%),
12/22/2030 520,325
0.0
99,115  OceanKey (U.S.) II
Corp., 2021 Term
Loan, 9.382%,
(US0006M+3.500%),
12/15/2028 97,232
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
206,974  Paysafe Holdings
(US) Corp, USD Term
Loan B1, 7.967%,
(US0006M+2.750%),
06/28/2028 $ 206,759
0.0
396,954  Polaris Newco
LLC, USD Term
Loan B, 9.499%,
(US0006M+4.000%),
06/05/2028 392,116
0.0
450,000  Project Boost
Purchaser, LLC,
2021 Incremental
Term Loan, 9.382%,
(US0006M+3.500%),
05/30/2026 450,797
0.0
174,563  Quartz Acquireco LLC,
Term Loan B, 8.580%,
(US0006M+3.500%),
06/28/2030 175,326
0.0
278,660  Rackspace Technology
Global, Inc., 2021
Term Loan B, 7.996%,
(US0006M+2.750%),
02/15/2028 123,307
0.0
249,362  RealPage, Inc, 1st Lien
Term Loan, 8.356%,
(TSFR1M+3.000%),
04/24/2028 248,405
0.0
287,033  Redstone Holdco
2 LP, 2021 Term
Loan, 10.005%,
(US0006M+4.750%),
04/27/2028 218,280
0.0
300,987  SkillSoft Corporation,
2021 Term
Loan, 10.511%,
(US0006M+5.250%),
07/14/2028 284,934
0.0
367,309  Skopima Merger
Sub Inc., Term
Loan B, 9.193%,
(US0006M+4.000%),
05/12/2028 366,817
0.0
305,000  SonicWall US
Holdings Inc., 2023
Term Loan, 10.882%,
(US0006M+5.000%),
05/18/2028 302,195
0.0
534,501  Sovos Compliance,
LLC, 2021 Term
Loan, 9.717%,
(US0006M+4.500%),
08/11/2028 530,270
0.1
263,447  SS&C Technologies
Inc., 2022 Term
Loan B6, 7.453%,
(US0006M+2.250%),
03/22/2029 264,195
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
443,340  SS&C Technologies
Inc., 2022 Term
Loan B7, 7.453%,
(US0006M+2.250%),
03/22/2029 $ 444,599
0.0
245,824  Tenable Holdings, Inc.,
Term Loan B, 8.632%,
(US0006M+2.750%),
07/07/2028 245,824
0.0
632,648  Travelport Finance
(Luxembourg) S.a.r.l.,
2023 Consented
Term Loan, 14.382%,
(US0006M+8.500%),
05/29/2026 268,875
0.0
736,823  Ultimate Software
Group Inc (The), 2021
Term Loan, 8.271%,
(US0006M+3.250%),
05/03/2026 739,587
0.1
163,165  Veritas US Inc.,
2021 USD Term
Loan B, 10.217%,
(US0006M+5.000%),
09/01/2025 135,753
0.0
378,167  Xperi Corporation, 2020
Term Loan B, 9.382%,
(US0006M+3.500%),
06/08/2028 378,167
0.0
17,351,467
1.0
Telecommunications : 0.3%
302,740  Altice France S.A.,
2023 USD Term
Loan B14, 11.382%,
(US0006M+5.500%),
08/15/2028 272,371
0.0
407,536  Asurion LLC, 2023 Term
Loan B11, 10.132%,
(US0006M+4.250%),
08/19/2028 406,823
0.0
149,614  Cablevision
Lightpath LLC, Term
Loan B, 9.132%,
(US0006M+3.250%),
11/30/2027 149,568
0.0
1,067,103  CCI Buyer, Inc.,
Term Loan, 9.242%,
(US0006M+4.000%),
12/17/2027 1,065,388
0.1
1,707  CenturyLink, Inc., 2020
Term Loan B, 7.467%,
(US0006M+2.250%),
03/15/2027 1,169
0.0
937,243  Connect Finco
Sarl, 2021 Term
Loan B, 8.700%,
(US0006M+3.500%),
12/11/2026 938,740
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Telecommunications: (continued)
74,430  Radiate Holdco,
LLC, 2021 Term
Loan B, 8.683%,
(TSFR1M+3.250%),
09/25/2026 $ 60,103
0.0
197,551  Telesat Canada, Term
Loan B5, 8.030%,
(US0006M+2.750%),
12/07/2026 128,243
0.0
750,000  UPC Financing
Partnership, 2021 USD
Term Loan AX, 8.118%,
(US0006M+2.925%),
01/31/2029 749,296
0.1
248,111  ViaSat, Inc., Term
Loan, 9.603%,
(US0006M+4.500%),
03/02/2029 244,699
0.0
650,000  Virgin Media Bristol
LLC, 2020 USD Term
Loan Q, 8.443%,
(US0006M+3.250%),
01/31/2029 649,919
0.0
710,597  Zayo Group Holdings,
Inc., USD Term
Loan, 8.217%,
(TSFR1M+3.000%),
03/09/2027 613,223
0.0
5,279,542
0.3
Utilities : 0.1%
290,000  BIP PipeCo
Holdings LLC, Term
Loan B, 8.616%,
(TSFR3M+3.250%),
12/15/2030 290,000
0.0
146,850  Generation Bridge
Northeast, LLC, Term
Loan B, 10.132%,
(US0006M+4.250%),
08/22/2029 147,768
0.0
197,574  Nautilus Power,
LLC, 2023 Term
Loan B, 10.240%,
(US0006M+5.250%),
11/16/2026 161,393
0.0
570,000  Vistra Operations
Company LLC, 1st Lien
Term Loan B3, 8.800%,
(TSFR3M+4.500%),
12/20/2030 570,772
0.1
529,502  Waterbridge Midstream
Operating LLC, Term
Loan B, 11.005%,
(US0006M+5.750%),
06/22/2026 530,972
0.0
1,700,905
0.1
Total Bank Loans
(Cost $134,459,006)
131,079,506
7.6
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 3.1%
BRL
5,320,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 $ 5,028,287
0.3
1,000,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 784,844
0.1
2,250,000
(2)
Guatemala Government
Bond,
6.600
%,
06/13/2036 2,323,125
0.1
MXN
385,750,000  Mexican Bonos M,
7.750
%,
05/29/2031 21,239,762
1.2
700,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 468,453
0.0
1,500,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,532,578
0.1
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 512,625
0.0
1,000,000  Panama Government
International Bond,
6.875
%,
01/31/2036 1,000,156
0.1
ZAR
335,750,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 15,500,086
0.9
3,365,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 3,165,729
0.2
800,000  Russian Foreign Bond
- Eurobond,
4.375
%,
03/21/2029 452,000
0.0
450,000  Ukraine Government
International Bond,
7.375
%,
09/25/2034 107,437
0.0
4,550,000  Ukraine Government
International Bond,
7.750
%,
09/01/2027 1,250,113
0.1
975,000  Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 291,525
0.0
Total Sovereign Bonds
(Cost $55,238,297)
53,656,720
3.1
U.S. TREASURY OBLIGATIONS : 1.6%
United States Treasury Bonds : 0.6%
9,550,300
4.125
%,
08/15/2053 9,656,249
0.6
United States Treasury Notes : 1.0%
858,000
0.375
%,
09/30/2027 752,677
0.0
250,000
2.125
%,
09/30/2024 244,882
0.0
94,000
2.750
%,
08/15/2032 86,111
0.0
3,893,900
3.750
%,
12/31/2028 3,876,560
0.2
829,500
4.375
%,
11/30/2028 848,941
0.1
2,340,000
4.375
%,
11/30/2030 2,406,727
0.1
7,687,200
4.500
%,
11/15/2033 8,072,761
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
933,000
4.875
%,
11/30/2025 $ 942,731
0.1
17,231,390
1.0
Total U.S. Treasury
Obligations
(Cost $25,442,335)
26,887,639
1.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business & Equipment Services : 0.0%
5,366
(9)
Yak Access LLC Series
A
38
0.0
1,157
(9)
Yak Access LLC Series
B
8
0.0
46
0.0
Communication Services : 0.0%
26,277
(9)
Avaya, Inc.
170,800
0.0
Consumer Discretionary : 0.0%
142,000
(9)
24 Hour Fitness
Worldwide, Inc.
1,136
0.0
Consumer Staples : —%
2,038
(9)
Save-A-Lot, Inc./Moran
Foods
—
—
Total Common Stock
(Cost $680,197)
171,982
0.0
PREFERRED STOCK : 0.0%
Business & Equipment Services : 0.0%
137,359
(9)
Yak Access LLC Series
A
54,944
0.0
175,362
(9)
Yak Access LLC Series
B-1
4,677
0.0
4,957
(9)
Yak Access LLC Series
B-2
99
0.0
59,720
0.0
Consumer Discretionary : 0.0%
189,193
(9)
24 Hour Fitness
Worldwide, Inc.
1,892
0.0
Total Preferred Stock
(Cost $304,709)
61,612
0.0
WARRANTS : —%
Consumer, Cyclical : —%
26,686
(9)
Cineworld Group PLC
—
—
Total Warrants
(Cost $–)
—
—
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(10)
: 0.1%
Total Purchased
Options
(Cost $3,680,366)
$ 990,895
0.1
Total Long-Term
Investments
(Cost $1,804,564,929)
1,701,166,513
98.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 15.8%
Commercial Paper : 11.0%
4,700,000  American Electric
Power Co., Inc.,
6.220
%,
01/19/2024 4,684,830
0.3
15,000,000  American Electric
Power Co., Inc.,
6.300
%,
01/16/2024 14,958,667
0.9
284,000  American Honda
Finance Corp.,
6.000
%,
03/11/2024 280,732
0.0
4,320,000  CVS Caremark,
10.950
%,
01/02/2024 4,317,410
0.2
700,000  Dominion Energy, Inc.,
5.980
%,
03/05/2024 692,643
0.0
20,000,000  Dominion Energy, Inc.,
9.140
%,
01/03/2024 19,984,980
1.2
15,500,000  Duke Energy Co.,
5.980
%,
03/04/2024 15,339,559
0.9
6,000,000  Duke Energy Co.,
6.220
%,
01/19/2024 5,980,635
0.3
1,200,000  Duke Energy Co.,
7.720
%,
01/05/2024 1,198,733
0.1
10,000,000
Entergy Corp.,
6.150
%,
01/24/2024 9,959,738
0.6
5,000,000
Entergy Corp.,
6.230
%,
01/19/2024 4,983,833
0.3
5,000,000
HP, Inc.,
6.780
%,
01/09/2024 4,991,659
0.3
1,460,000
HP, Inc.,
6.920
%,
01/08/2024 1,457,789
0.1
321,000  Keurig Dr. Pepper, Inc.,
5.990
%,
02/15/2024 318,593
0.0
273,000  Keurig Dr. Pepper, Inc.,
5.990
%,
02/16/2024 270,910
0.0
290,000  Keurig Dr. Pepper, Inc.,
6.000
%,
02/13/2024 287,917
0.0
11,000,000  Keurig Dr. Pepper, Inc.,
6.300
%,
01/16/2024 10,969,690
0.6
15,000,000  Keurig Dr. Pepper, Inc.,
6.920
%,
01/08/2024 14,977,283
0.9
8,000,000
National Grid,
6.080
%,
01/31/2024 7,958,904
0.5
1,093,000
National Grid,
6.660
%,
01/10/2024 1,091,008
0.1
5,000,000  Old Line Funding, LLC,
5.720
%,
05/01/2024 4,906,510
0.3
14,250,000  Parker-Hannifin Corp.,
6.030
%,
02/06/2024 14,163,365
0.8
24,500,000
SYSCO Corp.,
8.220
%,
01/04/2024 24,477,938
1.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
5,000,000  Volkswagen Group,
6.430
%,
01/16/2024 $ 4,985,939
0.3
15,000,000  Volkswagen Group,
6.850
%,
01/10/2024 14,971,891
0.9
Total Commercial Paper
(Cost $188,289,488)
188,211,156
11.0
Time Deposits : 0.2%
580,000
(11)
Canadian Imperial Bank
of Commerce,
5.310
%,
01/02/2024 580,000
0.0
580,000
(11)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
01/02/2024 580,000
0.1
580,000
(11)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
01/02/2024 580,000
0.1
570,000
(11)
Mizuho Bank Ltd.,
5.320
%,
01/02/2024 570,000
0.0
570,000
(11)
Royal Bank of Canada,
5.320
%,
01/02/2024 570,000
0.0
Total Time Deposits
(Cost $2,880,000)
2,880,000
0.2
Repurchase Agreements : 1.2%
4,518,679
(11)
Cantor Fitzgerald,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase
Amount $4,521,388,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.613%, Market Value
plus accrued interest
$4,609,053, due
08/01/25-09/20/73)
4,518,679
0.3
3,216,599
(11)
Citadel Securities
LLC, Repurchase
Agreement dated
12/29/2023, 5.480%,
due 01/02/2024
(Repurchase
Amount $3,218,531,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$3,282,929, due
01/23/24-11/15/53)
3,216,599
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,770,062
(11)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $5,773,439,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$5,885,463, due
12/01/29-12/01/53)
$ 5,770,062
0.3
2,103,476
(11)
JPMorgan Chase
& Co., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $2,104,705,
collateralized by various
U.S. Government
Securities, 2.500%-
5.000%, Market Value
plus accrued interest
$2,145,546, due
02/15/29-08/15/53)
2,103,476
0.1
5,654,661
(11)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase
Amount $5,658,051,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$5,763,603, due
04/15/25-02/15/53)
5,654,661
0.3
Total Repurchase
Agreements
(Cost $21,263,477)
21,263,477
1.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.4%
5,698,916
(12)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.260%
5,698,916
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
53,184,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
$ 53,184,000
3.1
Total Mutual Funds
(Cost $58,882,916)
58,882,916
3.4
Total Short-Term
Investments
(Cost $271,315,881)
271,237,549
15.8
Total Investments in
Securities
(Cost $2,075,880,810) $ 1,972,404,062 114.6
Liabilities in Excess of
Other Assets
(250,221,221) (14.6)
Net Assets $ 1,722,182,841 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
Represents or includes a TBA transaction.
(8)
All or a portion of this holding is subject to unfunded loan commitments.
(9)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of December 31, 2023.
Currency Abbreviations:
BRL Brazilian Real
MXN Mexican Peso
ZAR South African Rand
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0006M 6-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 421,518,863 $ — $ 421,518,863
Corporate Bonds/Notes — 306,784,101 — 306,784,101
Commercial Mortgage-Backed Securities — 285,867,083 — 285,867,083
U.S. Government Agency Obligations — 237,994,201 — 237,994,201
Asset-Backed Securities — 236,153,911 — 236,153,911
Bank Loans — 131,079,506 — 131,079,506
Sovereign Bonds — 53,656,720 — 53,656,720
U.S. Treasury Obligations — 26,887,639 — 26,887,639
Purchased Options 89,438 901,457 — 990,895
Common Stock — — 171,982 171,982
Preferred Stock — — 61,612 61,612
Warrants — — — —
Short-Term Investments 58,882,916 212,354,633 — 271,237,549
Total Investments, at fair value $ 58,972,354 $ 1,913,198,114 $ 233,594 $ 1,972,404,062
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 952,323 — 952,323
Forward Foreign Currency Contracts — 6,135,914 — 6,135,914
Forward Premium Swaptions — 70,045 — 70,045
Futures 9,439,670 — — 9,439,670
Total Assets $ 68,412,024 $ 1,920,356,396 $ 233,594 $ 1,989,002,014
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (9,495,907) $ — $ (9,495,907)
Forward Foreign Currency Contracts — (7,450,052) — (7,450,052)
Forward Premium Swaptions — (39,463) — (39,463)
Futures (14,178,225) — — (14,178,225)
Sales Commitments — (23,996,273) — (23,996,273)
Written Options (17,888) (3,070,901) — (3,088,789)
Total Liabilities $ (14,196,113) $ (44,052,596) $ — $ (58,248,709)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 20,013,936 MXN 345,216,994 Bank of America N.A. 01/19/24 $ (253,389)
NOK 109,248,236 USD 10,382,790 Bank of America N.A. 02/02/24 379,009
GBP 7,494,253 USD 9,477,382 Bank of America N.A. 02/02/24 76,906
JPY 544,178,748 USD 3,810,792 Bank of America N.A. 02/02/24 68,036
GBP 4,705,685 USD 5,950,371 Bank of America N.A. 02/02/24 48,821
AUD 7,938,701 USD 5,373,905 Bank of America N.A. 02/02/24 41,823
USD 11,714,084 GBP 9,226,340 Bank of America N.A. 02/02/24 (48,410)
USD 8,937,467 NZD 14,222,237 Bank of America N.A. 02/02/24 (54,297)
USD 4,177,679 NOK 43,083,430 Bank of America N.A. 02/02/24 (66,373)
USD 18,699,242 GBP 14,727,895 Bank of America N.A. 02/02/24 (77,086)
USD 10,427,709 CAD 13,984,267 Bank of America N.A. 02/02/24 (130,820)
USD 10,118,112 GBP 8,050,508 Bank of America N.A. 02/02/24 (145,336)
USD 4,925,728 NOK 51,510,986 Bank of America N.A. 02/02/24 (148,504)
USD 8,943,268 JPY 1,278,034,162 Bank of America N.A. 02/02/24 (166,374)

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 3,884,104 USD 4,202,371 Barclays Bank PLC 02/02/24 $ 91,183
GBP 1,817,049 USD 2,302,893 Barclays Bank PLC 02/02/24 13,631
GBP 1,660,635 USD 2,103,875 Barclays Bank PLC 02/02/24 13,239
GBP 3,621,337 USD 4,610,951 Barclays Bank PLC 02/02/24 5,827
USD 3,120,292 CAD 4,144,768 Barclays Bank PLC 02/02/24 (9,129)
USD 1,358,483 CAD 1,811,916 Barclays Bank PLC 02/02/24 (9,567)
USD 1,310,389 EUR 1,199,345 Barclays Bank PLC 02/02/24 (15,387)
NZD 9,484,359 USD 6,016,797 Barclays Bank PLC 02/02/24 (20,474)
USD 7,080,146 CAD 9,457,301 Barclays Bank PLC 02/02/24 (60,392)
CHF 11,244,865 USD 12,913,620 BNP Paribas 02/02/24 502,239
CHF 5,183,054 USD 5,936,581 BNP Paribas 02/02/24 247,141
NOK 99,112,584 USD 9,543,147 BNP Paribas 02/02/24 220,212
NZD 17,494,787 USD 10,861,677 BNP Paribas 02/02/24 199,100
CHF 3,481,593 USD 3,995,560 BNP Paribas 02/02/24 158,208
JPY 3,969,613,020 USD 28,151,824 BNP Paribas 02/02/24 143,002
AUD 4,777,569 USD 3,139,120 BNP Paribas 02/02/24 120,105
CAD 10,069,094 USD 7,515,904 BNP Paribas 02/02/24 86,555
JPY 1,471,789,011 USD 10,422,692 BNP Paribas 02/02/24 68,006
AUD 5,601,422 USD 3,766,659 BNP Paribas 02/02/24 54,593
NZD 5,284,754 USD 3,314,003 BNP Paribas 02/02/24 27,191
AUD 8,003,493 USD 5,437,335 BNP Paribas 02/02/24 22,594
EUR 1,096,778 USD 1,205,864 BNP Paribas 02/02/24 6,533
USD 56,322 CAD 76,557 BNP Paribas 02/02/24 (1,481)
USD 1,791,902 EUR 1,638,355 BNP Paribas 02/02/24 (19,162)
GBP 20,596,905 USD 26,278,279 BNP Paribas 02/02/24 (19,656)
USD 1,372,814 NOK 14,140,065 BNP Paribas 02/02/24 (20,092)
USD 6,276,459 EUR 5,698,928 BNP Paribas 02/02/24 (23,230)
USD 14,784,230 CHF 12,426,749 BNP Paribas 02/02/24 (41,693)
USD 2,818,464 AUD 4,202,798 BNP Paribas 02/02/24 (48,656)
SEK 40,055,330 USD 4,037,036 BNP Paribas 02/02/24 (60,330)
USD 8,997,087 JPY 1,272,755,624 BNP Paribas 02/02/24 (74,931)
USD 5,394,003 SEK 56,282,570 BNP Paribas 02/02/24 (193,748)
USD 11,909,184 AUD 17,759,471 BNP Paribas 02/02/24 (206,208)
USD 14,165,956 JPY 2,046,307,133 BNP Paribas 02/02/24 (419,825)
USD 4,383,658 BRL 21,587,150 Citibank N.A. 01/19/24 (55,964)
CHF 5,152,403 USD 5,918,198 Citibank N.A. 02/02/24 228,955
AUD 9,343,372 USD 6,148,016 Citibank N.A. 02/02/24 225,970
CHF 1,521,992 USD 1,774,871 Citibank N.A. 02/02/24 40,964
CAD 12,307,379 USD 9,322,396 Citibank N.A. 02/02/24 (29,966)
USD 4,731,183 NZD 7,711,817 Citibank N.A. 02/02/24 (144,480)
EUR 7,573,653 USD 8,193,124 Goldman Sachs International 02/02/24 178,917
CHF 6,549,258 USD 7,635,464 Goldman Sachs International 02/02/24 178,229
CHF 6,054,210 USD 7,060,172 Goldman Sachs International 02/02/24 162,897
CAD 7,840,180 USD 5,769,042 Goldman Sachs International 02/02/24 150,522
JPY 943,079,172 USD 6,600,835 Goldman Sachs International 02/02/24 121,296
AUD 8,815,466 USD 5,922,732 Goldman Sachs International 02/02/24 91,119
SEK 44,562,455 USD 4,341,552 Goldman Sachs International 02/02/24 82,623
NZD 7,529,100 USD 4,679,961 Goldman Sachs International 02/02/24 80,183
USD 13,787,887 CAD 18,184,347 Goldman Sachs International 02/02/24 58,174
CAD 2,997,176 USD 2,207,598 Goldman Sachs International 02/02/24 55,357
USD 1,250,701 SEK 12,696,331 Goldman Sachs International 02/02/24 (9,795)
USD 8,434,851 JPY 1,186,672,168 Goldman Sachs International 02/02/24 (23,576)
USD 8,177,324 NZD 13,011,126 Goldman Sachs International 02/02/24 (48,736)
USD 4,239,719 JPY 601,730,580 Goldman Sachs International 02/02/24 (49,329)
USD 14,329,867 EUR 13,013,240 Goldman Sachs International 02/02/24 (55,184)
USD 6,144,131 SEK 62,732,787 Goldman Sachs International 02/02/24 (83,999)
USD 7,350,724 NOK 75,475,835 Goldman Sachs International 02/02/24 (84,231)
USD 5,804,019 AUD 8,648,799 Goldman Sachs International 02/02/24 (96,134)
USD 5,910,664 AUD 8,809,698 Goldman Sachs International 02/02/24 (99,252)
USD 12,474,529 GBP 9,969,819 Goldman Sachs International 02/02/24 (235,813)
USD 19,906,069 CHF 17,164,008 Goldman Sachs International 02/02/24 (571,714)
USD 7,437,127 JPY 1,073,191,336 Mizuho Securities (USA) Inc. 02/02/24 (212,425)

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 4,973,064 USD 5,818,597 Morgan Stanley Capital Services LLC 02/02/24 $ 114,593
NZD 17,664,607 USD 11,075,479 Morgan Stanley Capital Services LLC 02/02/24 92,664
AUD 15,630,052 USD 10,583,348 Morgan Stanley Capital Services LLC 02/02/24 79,369
SEK 21,267,437 USD 2,039,726 Morgan Stanley Capital Services LLC 02/02/24 71,711
USD 1,859,462 NOK 18,804,433 Morgan Stanley Capital Services LLC 02/02/24 7,080
CAD 3,137,755 USD 2,374,027 Morgan Stanley Capital Services LLC 02/02/24 (4,931)
USD 6,317,280 NZD 10,303,698 Morgan Stanley Capital Services LLC 02/02/24 (197,056)
USD 13,828,326 JPY 1,975,186,364 Morgan Stanley Capital Services LLC 02/02/24 (250,516)
AUD 8,072,900 USD 5,304,813 Standard Chartered Bank 02/02/24 202,465
EUR 4,686,490 USD 5,064,801 Standard Chartered Bank 02/02/24 115,723
AUD 3,568,472 USD 2,343,398 Standard Chartered Bank 02/02/24 90,990
NZD 4,344,128 USD 2,699,476 Standard Chartered Bank 02/02/24 47,024
CHF 2,100,819 USD 2,460,995 Standard Chartered Bank 02/02/24 45,419
EUR 1,930,650 USD 2,119,708 Standard Chartered Bank 02/02/24 14,465
JPY 360,562,029 USD 2,561,341 Standard Chartered Bank 02/02/24 8,693
GBP 1,010,383 USD 1,288,994 Standard Chartered Bank 02/02/24 (875)
USD 1,341,829 GBP 1,053,974 Standard Chartered Bank 02/02/24 (1,864)
EUR 1,253,841 USD 1,394,296 Standard Chartered Bank 02/02/24 (8,280)
USD 3,279,432 AUD 4,819,948 Standard Chartered Bank 02/02/24 (8,704)
USD 1,869,799 EUR 1,713,464 Standard Chartered Bank 02/02/24 (24,293)
USD 3,867,500 AUD 5,708,310 Standard Chartered Bank 02/02/24 (26,671)
USD 1,418,666 CHF 1,215,616 Standard Chartered Bank 02/02/24 (31,644)
USD 4,485,619 AUD 6,623,773 Standard Chartered Bank 02/02/24 (33,074)
USD 1,276,336 CHF 1,103,373 Standard Chartered Bank 02/02/24 (40,061)
USD 2,056,609 CHF 1,781,281 Standard Chartered Bank 02/02/24 (68,576)
USD 4,407,171 NOK 48,314,843 Standard Chartered Bank 02/02/24 (352,216)
USD 18,008,449 NZD 29,375,463 Standard Chartered Bank 02/02/24 (563,681)
USD 14,444,825 ZAR 274,024,255 State Street Bank and Trust Co. 01/19/24 (511,938)
NZD 12,648,642 USD 7,737,694 State Street Bank and Trust Co. 02/02/24 259,191
SEK 46,456,637 USD 4,451,970 State Street Bank and Trust Co. 02/02/24 160,259
JPY 564,497,252 USD 3,909,291 State Street Bank and Trust Co. 02/02/24 114,364
CAD 6,080,871 USD 4,478,028 State Street Bank and Trust Co. 02/02/24 113,207
CAD 7,908,938 USD 5,908,710 State Street Bank and Trust Co. 02/02/24 62,769
JPY 1,049,931,274 USD 7,426,040 State Street Bank and Trust Co. 02/02/24 57,718
NZD 13,016,625 USD 8,172,943 State Street Bank and Trust Co. 02/02/24 56,593
NZD 8,997,161 USD 5,655,174 State Street Bank and Trust Co. 02/02/24 33,126
CAD 4,047,491 USD 3,023,401 State Street Bank and Trust Co. 02/02/24 32,572
USD 9,098,009 NZD 14,339,648 State Street Bank and Trust Co. 02/02/24 32,014
USD 7,809,021 CAD 10,312,074 State Street Bank and Trust Co. 02/02/24 23,105
USD 5,903,417 AUD 8,631,449 State Street Bank and Trust Co. 02/02/24 15,101
USD 2,094,509 GBP 1,636,832 State Street Bank and Trust Co. 02/02/24 7,742
EUR 3,257,825 USD 3,608,194 State Street Bank and Trust Co. 02/02/24 (6,940)
USD 617,005 GBP 490,873 State Street Bank and Trust Co. 02/02/24 (8,801)
USD 2,467,611 CAD 3,284,084 State Street Bank and Trust Co. 02/02/24 (11,968)
USD 3,855,479 JPY 542,753,833 State Street Bank and Trust Co. 02/02/24 (13,192)
USD 1,932,421 JPY 273,183,353 State Street Bank and Trust Co. 02/02/24 (14,790)
NZD 13,613,127 USD 8,626,565 State Street Bank and Trust Co. 02/02/24 (19,900)
USD 17,642,913 CHF 14,804,752 State Street Bank and Trust Co. 02/02/24 (20,124)
USD 5,107,648 NOK 52,064,535 State Street Bank and Trust Co. 02/02/24 (21,113)
AUD 11,134,244 USD 7,618,159 State Street Bank and Trust Co. 02/02/24 (22,453)
GBP 12,330,412 USD 15,744,914 State Street Bank and Trust Co. 02/02/24 (25,094)
USD 2,649,021 JPY 375,858,303 State Street Bank and Trust Co. 02/02/24 (30,042)
USD 7,765,169 CAD 10,327,751 State Street Bank and Trust Co. 02/02/24 (32,584)
USD 11,198,998 AUD 16,498,793 State Street Bank and Trust Co. 02/02/24 (56,367)
USD 5,575,032 GBP 4,435,244 State Street Bank and Trust Co. 02/02/24 (79,381)
USD 3,820,799 JPY 550,217,259 State Street Bank and Trust Co. 02/02/24 (101,070)
USD 9,102,819 EUR 8,421,511 State Street Bank and Trust Co. 02/02/24 (206,459)
USD 15,020,489 CHF 12,968,163 State Street Bank and Trust Co. 02/02/24 (451,377)
CAD 3,289,511 USD 2,468,478 The Bank of Montreal 02/02/24 15,199
EUR 2,713,812 USD 2,986,295 The Bank of Montreal 02/02/24 13,598

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NOK 94,822,290 USD 9,409,601 The Bank of Montreal 02/02/24 $ (68,869)
$ (1,314,138)
At December 31, 2023, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 54 03/28/24 $ 11,119,359 $ 92,709
U.S. Treasury 5-Year Note 3,684 03/28/24 400,721,344 9,294,695
U.S. Treasury Ultra Long Bond 7 03/19/24 935,156 52,266
$ 412,775,859 $ 9,439,670
Short Contracts:
U.S. Treasury 10-Year Note (2,589) 03/19/24 (292,273,828) (6,371,279)
U.S. Treasury Long Bond (119) 03/19/24 (14,867,562) (1,194,606)
U.S. Treasury Ultra 10-Year Note (1,148) 03/19/24 (135,481,938) (6,612,340)
$ (442,623,328) $ (14,178,225)
At December 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 % Monthly 07/20/28 MXN 359,415,000 $ (142,546) $ (142,546)
Pay 1-day Secured Overnight Financing Rate Annual 4.537 Annual 06/20/25 USD 28,770,000 151,045 151,045
Pay 1-day Secured Overnight Financing Rate Annual 4.903 Annual 02/21/25 USD 43,222,400 155,021 155,021
Pay 1-day Secured Overnight Financing Rate Annual 4.450 Annual 06/20/25 USD 69,511,500 307,186 307,186
Pay 1-day Secured Overnight Financing Rate Annual 3.391 Annual 08/25/24 USD 160,000,000 (1,776,586) (1,776,586)
Receive 28-day MXN TIIE-BANXICO Monthly 8.960 Monthly 11/03/33 MXN 148,329,000 (299,036) (299,036)
Receive 28-day MXN TIIE-BANXICO Monthly 8.850 Monthly 11/18/33 MXN 148,329,000 (234,991) (234,991)
Receive 28-day MXN TIIE-BANXICO Monthly 8.470 Monthly 12/05/33 MXN 177,622,000 (13,500) (13,500)
Receive 1-day Secured Overnight Financing Rate Annual 4.806 Annual 02/20/25 USD 9,455,000 (24,596) (24,596)
Receive 1-day Secured Overnight Financing Rate Annual 4.876 Annual 02/20/25 USD 12,832,000 (42,043) (42,043)
Receive 1-day Secured Overnight Financing Rate Annual 4.807 Annual 06/20/25 USD 12,832,000 (100,302) (100,302)
Receive 1-day Secured Overnight Financing Rate Annual 4.778 Annual 06/20/25 USD 14,858,000 (112,033) (112,033)
Receive 1-day Secured Overnight Financing Rate Annual 4.976 Annual 02/20/25 USD 15,263,000 (64,776) (64,776)
Receive 1-day Secured Overnight Financing Rate Annual 5.062 Annual 02/20/25 USD 16,343,000 (82,905) (82,905)
Receive 1-day Secured Overnight Financing Rate Annual 4.884 Annual 02/20/25 USD 17,289,000 (58,047) (58,047)
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 17,559,000 78,359 78,359
Receive 1-day Secured Overnight Financing Rate Annual 4.986 Annual 02/20/25 USD 18,478,000 (80,216) (80,216)
Receive 1-day Secured Overnight Financing Rate Annual 4.880 Annual 06/20/25 USD 20,261,000 (172,347) (172,347)
Receive 1-day Secured Overnight Financing Rate Annual 4.746 Annual 06/20/25 USD 21,611,000 (156,267) (156,267)
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 27,689,000 260,712 260,712
Receive 1-day Secured Overnight Financing Rate Annual 4.757 Annual 02/20/25 USD 29,715,000 (63,240) (63,240)
Receive 1-day Secured Overnight Financing Rate Annual 4.669 Annual 06/20/25 USD 33,768,000 (219,403) (219,403)
Receive 1-day Secured Overnight Financing Rate Annual 4.433 Annual 11/03/43 USD 43,723,900 (5,853,073) (5,853,073)
$ (8,543,584) $ (8,543,584)
At December 31, 2023, the following purchased exchange-traded options were outstanding for Voya Strategic Income Opportunities Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-month SOFRRATE
Put 01/12/24 94.88 USD 2,862 USD 683,195,175 $ 221,147 $ 89,438
$ 221,147 $ 89,438
At December 31, 2023, the following exchange-traded written options were outstanding for Voya Strategic Income Opportunities Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-month SOFRRATE
Put 01/12/24 94.75 USD 2,862 USD 683,195,175 $ 47,166 $ (17,888)
$ 47,166 $ (17,888)

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At December 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 12,280,000 $ 609,088 $ 40,136
Call USD vs. Put EUR BNP Paribas 06/13/24 1.040 USD 1,430,000 178,707 111,304
Call USD vs. Put JPY Bank of America 09/09/32 140.000 USD 15,517,000 276,203 224,224
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 15,517,000 296,064 224,223
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 2,862,000 180,306 106,012
$ 1,540,368 $ 705,899
At December 31, 2023, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call USD vs. Put JPY Bank of America 09/09/27 140.000 USD 15,517,000 $ 439,441 $ (287,808)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 15,517,000 425,166 (287,808)
$ 864,607 $ (575,616)
At December 31, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 33,783,000 $ 391,883 $ 37,103
Call on 10-Year Interest
Rate Swap
(1)
Bank of America Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 101,347,000 1,155,355 111,308
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.208%
1-day Secured Overnight
Financing Rate 05/09/24 USD 33,783,000 371,613 47,147
$ 1,918,851 $ 195,558
At December 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 135,070,000 $ 587,892 $ (512)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 101,347,000 1,124,952 (547,426)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 33,783,000 391,883 (182,479)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/09/24 USD 33,783,000 371,613 (207,425)
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 135,070,000 587,892 (1,557,443)
$ 3,064,232 $ (2,495,285)
At December 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 $ (4,017,650) $ 70,045
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) (39,463)
$ (13,680,068) $ 30,582
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at December 31, 2023:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (8,674,000) Ginnie Mae, 4.500%, due 01/20/54 01/22/24 $ (8,466,659)
(5,600,000) Uniform Mortgage-Backed Securities, 3.000%, due 01/01/54 01/16/24 (4,954,469)
(11,180,000) Uniform Mortgage-Backed Securities, 4.000%, due 01/01/54 01/16/24 (10,575,145)
Total Sales Commitments
Proceeds receivable $(23,635,634) $ (23,996,273)
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
Currency Abbreviations:
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 26,246,667
Gross Unrealized Depreciation (129,723,416)
Net Unrealized Depreciation $ (103,476,749)